As filed with the Securities and Exchange Commission on February 14, 2005	Registration No. 333-100208 Registration No. 811-09002

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 7 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of

ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)

20 Washington Avenue South, Minneapolis, Minnesota 55401

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, Hartford, CT 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
Immediately upon filing pursuant to paragraph (b) of Rule 485

X	on February 14, 2005 pursuant to paragraph (b) of Rule 485

PARTS A AND B

The Prospectus and Statement of Additional Information each dated May 1, 2004, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 8 by reference to Registrant's filings under Rule 485(b), as filed on April 16, 2004 and Rule 497(e), as filed on August 4, August 18, October 29, November 3, 2004 and February 14, 2004 (File No. 333-100207).

Two supplements to the Prospectus (one dated October 29, 2004 and one dated February 14, 2005) and a supplement dated February 14, 2005 to the Statement of Additional information, are included in Parts A and B, respectively, of this Post-Effective Amendment.

ING Life Insurance and Annuity Company and its Variable Annuity Accounts B and C
and
ING Insurance Company of America and its Variable Annuity Account I
and
ReliaStar Life Insurance Company and its Separate Account N

Supplement dated October 29, 2004

This supplement amends certain information contained in the most recent variable annuity contract prospectus and contract prospectus summary, as applicable. Please read it carefully and keep it with your variable annuity contract prospectus and contract prospectus summary, as applicable, for future reference.

______________________________________________________________________

The "Trading - Industry Developments" sub-section of the prospectus and prospectus summary, as applicable, is hereby deleted and replaced with the following:
Trading - Industry Developments

Like many financial services companies, the company and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares which are available through its variable insurance products or are offered separately. ING U.S. has cooperated fully with each request.

Internal Review

In addition to responding to regulatory and governmental requests, management of ING U.S., on its own initiative, has conducted, through independent special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING U.S. insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties, ING U.S. investment professionals and other ING U.S. personnel. The internal review related to mutual fund trading is now substantially completed. Of the millions of customer relationships that ING U.S. maintains, the internal review identified several isolated arrangements through which third parties were allowed to engage in frequent trading of mutual funds within ING U.S. variable insurance and mutual fund products. The internal review also identified other circumstances where frequent trading occurred despite measures taken by ING U.S. which were intended to combat market timing. Each of these arrangements has been terminated and was fully disclosed to regulators. The results of the internal review were also reported to the independent trustees of ING Funds (U.S.).

More specifically, these arrangements included the following:

  ING U.S. has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds (U.S.), entered into formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.

  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds (U.S.). One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

  ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4 p.m. Central Time. In 2001, ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING U.S. were terminated and/or disciplined in connection with these matters.

X.MRNGSTR-04 E-Ship: 134101 C04-1006-001R	Page 1 of 2	October 2004

    In 1998, Golden American Life Insurance Company (currently known as ING USA Annuity and Life Insurance Company) entered into an arrangement permitting a broker-dealer to frequently trade up to certain specific limits in a fund available through one of its variable annuity products. No employee responsible for this arrangement remains at ING U.S.

  Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. The ING U.S. companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

  ING U.S. is committed to conducting its businesses with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, management of ING U.S. was disappointed that its voluntary internal review identified the situations described above. Viewed in the context of the breadth and magnitude of its business as a whole, management does not believe the ING U.S. companies had systemic ethical or compliance issues in these areas. Nonetheless, given management's refusal to tolerate any lapses, the steps noted below have been taken, and it continues to seek opportunities to further strengthen the internal controls of the ING U.S. businesses.

Commitment to Customers

    ING U.S. has agreed with the ING Funds (U.S.) to indemnify and hold harmless the ING Funds (U.S.) from all damages resulting from wrongful conduct by ING U.S. or its employees or from ING U.S.'s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING U.S. management believes that the total amount of any indemnification obligations will not be material to ING U.S. or its businesses.

ING U.S. updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

  The ING Funds (U.S.), upon a recommendation from ING U.S., updated their respective Codes of Ethics applicable to investment professionals with ING U.S. entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds (U.S.) that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds (U.S.).

  ING U.S. instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds (U.S.) sold to the public through financial intermediaries. ING U.S. does not make exceptions to these policies.

ING U.S. reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Requests for Information from New York Attorney General

  As has been widely reported in the media, the New York Attorney General's office ("NYAG") is conducting broad investigations regarding insurance quoting and brokerage practices. ING U.S. has been subpoenaed in this regard, and is cooperating fully with these NYAG requests for information.

ING U.S. believes that its practices are consistent with our business principles and our commitment to our customers.

At this time, in light of the current regulatory focus, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

X.MRNGSTR-04 E-Ship: 134101 C04-1006-001R	Page 2 of 2	October 2004

  ReliaStar Life Insurance Company
  Separate Account N

  ING AdvantageSM (Prospectus No. PRO.100209-04)
  ING Advantage CenturySM (Prospectus No. PRO.100207-04)
  ING Advantage Century PlusSM (Prospectus No. PRO.100208-04)

  Supplement dated February 14, 2005 to the
  Contract Prospectus dated May 1, 2004,
  as supplemented on August 4, 2004, August 18, 2004, October 29, 2004
  and November 3, 2004

  The information in this Supplement updates and amends certain information contained in the Contract Prospectus and Statement of Additional Information. You should read this Supplement along with the current Contract Prospectus.

1.

  In connection with the substitution of funds described in the August 18, 2004 supplement to the Contract Prospectus, the following new investment options will be available under your contract as of the effective date of the substitution. You will receive a separate supplement detailing the substitution.

ING American Century Select Portfolio (Initial Class) ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)
2.

  The minimum and maximum total fund operating expenses shown in the Contract Prospectus did not change with the addition of the funds in Item 1 of this supplement. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

3.

  The following adds information about the new funds to the Fund Expense Table beginning on page 7 of the Contract Prospectus.

  In addition, effective January 1, 2005, the information for AIM V.I. Dent Demographic Trends Fund (Series I) and ING VP Natural Resources Trust appearing in the Fund Expense Table is deleted and replaced with the following information for AIM V.I. Dent Demographic Trends Fund (Series I) and ING VP Natural Resources Trust to reflect changes in fund fees and expenses effective January 1, 2005.

Fund Name	Management (Advisory) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Dent Demographic Trends Fund (Series I) (2)	0.77%	0.45%	1.22%	0.07%	1.15%
ING American Century Select Portfolio (Initial Class) (22)(23)	0.64%	0.02%	0.66%	--	0.66%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) (22)(23)	0.64%	0.02%	0.66%	--	0.66%
ING VP Natural Resources Trust(24)	1.00%	0.61%	1.61%	0.43%	1.18%

X.NTHNR-04	Page 1 of 4	February 2005

4.

  The Footnotes to "Fund Expense Table" beginning on page 10 of the Contract Prospectus are amended by replacing footnote (2) with the following footnote (2); by deleting footnotes (15) and (16); and by adding the following footnotes:

(2)

  Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Expenses shown have been restated to reflect this agreement. Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees.

(22)

  Effective December 1, 2004 Management (Advisory) Fees have been restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; and from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio.

(23)

  Effective December 1, 2004, the administrative fees included in Other Expenses in the table above have been restated to reflect a decrease from 0.20% to 0.02% for ING American Century Select Portfolio and T. Rowe Price Diversified Mid Cap Growth Portfolio.

(24)

  ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC, adjusted for contractual charges, if any, is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit is shown as "Net Annual Fund Operating Expenses" in the table above. The expense limit will continue through at least December 31, 2005.

5.	The following replaces the paragraph labeled "Limits Imposed by the Funds" in the Investment Options section in the Contract Prospectus.

  Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

6.	The following replaces the paragraphs under "Limits on Frequent or Disruptive Transfers" and "Limits Imposed by the Funds" in the Transfers section in the Contract Prospectus.

  Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

  Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

X.NTHNR-04	Page 2 of 4	February 2005

  We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

  1. exceeds our then-current monitoring standard for frequent trading;

  2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

  3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders,

  we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

  Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders or, as applicable, to all contract holders investing in the underlying fund.

  In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

  The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

7.	The following information is added to Appendix II - Description of Underlying Funds in the Contract Prospectus.
Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. -- ING American Century Select Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.

  Seeks long-term capital appreciation. Invests in stocks of companies the subadviser believes will increase in value over time, using a growth investment strategy developed by the subadviser that looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace.

ING Partners, Inc. -- ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates Inc.

  Seeks long-term capital appreciation. Will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. Focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company.

X.NTHNR-04	Page 3 of 4	February 2005

8.

  Appendix III - Condensed Financial Information in the Contract Prospectus is amended by updating the tables to add (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the period ended September 30, 2004. For those subaccounts that commenced operations during the period ended September 30, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended September 30, 2004 the "Value at end of period" shown is the value at the last date of investment. The update to Appendix III - Condensed Financial Information is attached at the end of this supplement as Exhibit I.

X.NTHNR-04	Page 4 of 4	February 2005
Exhibit I CONDENSED FINANCIAL INFORMATION

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding as of September 30, 2004)

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
Value at beginning of period	$4.75
Value at end of period	$4.52
Number of accumulation units outstanding at end of period	1,472,426
ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period	$17.19
Value at end of period	$16.22
Number of accumulation units outstanding at end of period	2,970,882
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Value at beginning of period	$19.45
Value at end of period	$18.41
Number of accumulation units outstanding at end of period	1,651,280
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Value at beginning of period	$20.78
Value at end of period	$20.06
Number of accumulation units outstanding at end of period	1,793,294
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Value at beginning of period	$9.10
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	1,390,260
FIDELITY® VIP ASSET MANAGER: GROWTH® PORTFOLIO
Value at beginning of period	$15.96
Value at end of period	$15.58
Number of accumulation units outstanding at end of period	1,190,342
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$21.36
Value at end of period	$22.35
Number of accumulation units outstanding at end of period	3,532,420
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$18.57
Value at end of period	$18.76
Number of accumulation units outstanding at end of period	3,288,088
FIDELITY® VIP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$6.84
Value at end of period	$6.65
Number of accumulation units outstanding at end of period	327,144
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$16.23
Value at end of period	$15.31
Number of accumulation units outstanding at end of period	3,118,531
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$18.98
Value at end of period	$19.04
Number of accumulation units outstanding at end of period	6,234,024
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$12.97
Value at end of period	$13.25
Number of accumulation units outstanding at end of period	1,907,184
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$12.64
Value at end of period	$12.61
Number of accumulation units outstanding at end of period	1,243,282
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
Value at beginning of period	$13.38
Value at end of period	$14.33
Number of accumulation units outstanding at end of period	42,989
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$13.22
Value at end of period	$14.40
Number of accumulation units outstanding at end of period	30,599

Condensed Financial Information (Cont.)

ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$12.88
Value at end of period	$14.00
Number of accumulation units outstanding at end of period	116,639
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$9.74
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	135,765
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$11.28
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	131,530
ING PIMCO TOTAL RETURN PORTFOLIO
Value at beginning of period	$10.37
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	107,598
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$12.16
Value at end of period	$12.66
Number of accumulation units outstanding at end of period	193,733
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$12.77
Value at end of period	$12.52
Number of accumulation units outstanding at end of period	93,615
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$12.76
Value at end of period	$13.51
Number of accumulation units outstanding at end of period	91,487
ING VP DISCIPLINED LARGE CAP PORTFOLIO
Value at beginning of period	$9.00
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	606,976
ING VP FINANCIAL SERVICES PORTFOLIO
Value at beginning of period	$9.69
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	518
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
Value at beginning of period	$9.85
Value at end of period	$9.38
Number of accumulation units outstanding at end of period	749
ING VP HIGH YIELD BOND PORTFOLIO
Value at beginning of period	$9.40
Value at end of period	$9.73
Number of accumulation units outstanding at end of period	1,154,485
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$12.32
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	72,905
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$13.01
Value at end of period	$13.43
Number of accumulation units outstanding at end of period	123,647
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$13.30
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	57,244
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$16.30
Value at end of period	$16.75
Number of accumulation units outstanding at end of period	1,228,717
ING VP MAGNACAP PORTFOLIO
Value at beginning of period	$8.75
Value at end of period	$8.78
Number of accumulation units outstanding at end of period	127,465

Condensed Financial Information (Cont.)

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$5.85
Value at end of period	$5.68
Number of accumulation units outstanding at end of period	6,088,264
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$10.40
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	35,705
ING VP REAL ESTATE PORTFOLIO
Value at beginning of period	$10.07
Value at end of period	$11.80
Number of accumulation units outstanding at end of period	15,416
ING VP SMALLCAP OPPORTUNIES PORTFOLIO
Value at beginning of period	$19.33
Value at end of period	$18.17
Number of accumulation units outstanding at end of period	1,117,451
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
Value at beginning of period	$11.76
Value at end of period	$11.94
Number of accumulation units outstanding at end of period	43,121
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$12.21
Value at end of period	$12.35
Number of accumulation units outstanding at end of period	11,753
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
Value at beginning of period	$11.23
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	40,439
JANUS ASPEN GROWTH PORFOLIO
Value at beginning of period	$11.33
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	2,521,126
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period	$12.18
Value at end of period	$12.26
Number of accumulation units outstanding at end of period	1,495,891
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$12.19
Value at end of period	$12.64
Number of accumulation units outstanding at end of period	2,436,352
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period	$11.52
Value at end of period	$10.80
Number of accumulation units outstanding at end of period	4,509,694
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$12.45
Value at end of period	$12.40
Number of accumulation units outstanding at end of period	992,324
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO
Value at beginning of period	$10.59
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	1,424,764
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO
Value at beginning of period	$11.70
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	221,026

Condensed Financial Information (Cont.)

OPCAP EQUITY PORTFOLIO
Value at beginning of period	$11.59
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	462,506
OPCAP GLOBAL EQUITY PORTFOLIO
Value at beginning of period	$12.22
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	368,290
OPCAP MANAGED PORTFOLIO
Value at beginning of period	$11.01
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	1,592,757
OPCAP SMALL CAP PORTFOLIO
Value at beginning of period	$14.62
Value at end of period	$15.09
Number of accumulation units outstanding at end of period	1,786,412
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$10.18
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	17,540
PIONEER HIGH YIELD VCT PORTFOLIO
Value at beginning of period	$9.73
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	166,484
WANGER SELECT
Value at beginning of period	$9.88
Value at end of period	$9.98
Number of accumulation units outstanding at end of period	11,963
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$9.82
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	4,556

  ReliaStar Life Insurance Company
  Separate Account N

  ING AdvantageSM
  ING Advantage CenturySM

  ING Advantage Century PlusSM

  Supplement dated February 14, 2005 to the
  Statements of Additional Information each dated May 1, 2004, as supplemented on August 4, 2004, August 18, 2004
  and November 3, 2004

The information in this Supplement updates and amends certain information contained in the Statement of Additional Information (SAI). You should read this Supplement along with the current SAI.

1.

  In connection with the substitution of funds described in the August 18, 2004 supplement to the Contract Prospectus, the following new investment options will be available under your contract as of the effective date of the substitution. You will receive a separate supplement detailing the substitution.

ING American Century Select Portfolio (Initial Class) ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)
2.

  The following unaudited financial statement information for the period ended September 30, 2004 is added to the Financial Statements of the Separate Account and to the Financial Statements of ReliaStar Life Insurance Company and Subsidiaries.

X.SAINRTH-04	February 2005

  Financial Statements

  ReliaStar Life Insurance Company

  Separate Account N

  Nine months ended September 30, 2004

  This page intentionally left blank.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Financial Statements

  Nine months ended September 30, 2004

  Contents
Statements of Assets and Liabilities	1

Statements of Operations	13

Statements of Changes in Net Assets	25

Notes to Financial Statements	40

  This page intentionally left blank.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)
	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Assets
Investments in mutual funds
at fair value	$ 6,655	$ 48,188	$ 30,400	$ 35,976	$ 12,582
Total assets	6,655	48,188	30,400	35,976	12,582

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 6,655	$ 48,188	$ 30,400	$ 35,975	$ 12,582

Net assets:
Accumulation units	$ 6,655	$ 48,188	$ 30,400	$ 35,973	$ 12,582
Contracts in payout
(annuitzation) period	-	-	-	2	-
Total net assets	$ 6,655	$ 48,188	$ 30,400	$ 35,975	$ 12,582

Accumulation units outstanding	1,472,425.783	2,970,882.210	1,651,279.996	1,793,294.087	1,390,259.719

Value per accumulation unit	$ 4.52	$ 16.22	$ 18.41	$ 20.06	$ 9.05

Total number of mutual fund shares	1,328,416	1,517,723	1,131,797	2,004,228	720,197

Cost of mutual fund shares	$ 7,424	$ 72,095	$ 47,164	$ 33,958	$ 10,754

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)
		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth
Assets
Investments in mutual funds
at fair value	$ 2,009	$ 18,546	$ 78,950	$ 61,687	$ 47,745
Total assets	2,009	18,546	78,950	61,687	47,745

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	1	-
Total liabilities	-	-	-	1	-
Net assets	$ 2,009	$ 18,546	$ 78,950	$ 61,686	$ 47,745

Net assets:
Accumulation units	$ 2,009	$ 18,546	$ 78,950	$ 61,683	$ 47,745
Contracts in payout
(annuitzation) period	-	-	-	3	-
Total net assets	$ 2,009	$ 18,546	$ 78,950	$ 61,686	$ 47,745

Accumulation units outstanding	124,021.676	1,190,341.986	3,532,420.228	3,288,087.934	3,118,531.009

Value per accumulation unit	$ 16.20	$ 15.58	$ 22.35	$ 18.76	$ 15.31

Total number of mutual fund shares	142,898	1,558,448	3,238,293	2,656,637	1,617,916

Cost of mutual fund shares	$ 2,336	$ 21,390	$ 73,798	$ 59,017	$ 64,655

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas
Assets
Investments in mutual funds
at fair value	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966
Total assets	2,176	118,696	25,270	15,873	966

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966

Net assets:
Accumulation units	$ 2,176	$ 118,696	$ 25,270	$ 15,678	$ 966
Contracts in payout
(annuitzation) period	-	-	-	195	-
Total net assets	$ 2,176	$ 118,696	$ 25,270	$ 15,873	$ 966

Accumulation units outstanding	327,144.173	6,234,024.188	1,907,184.279	1,243,282.207	71,920.299

Value per accumulation unit	$ 6.65	$ 19.04	$ 13.25	$ 12.61	$ 13.43

Total number of mutual fund shares	147,793	940,537	1,929,022	15,872,988	63,006

Cost of mutual fund shares	$ 2,082	$ 121,918	$ 25,326	$ 15,873	$ 1,246

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)
ING American
		ING MFS	ING T. Rowe	Century	ING Baron
	ING Julius	Total	Price Equity	SmallCap	SmallCap
	Baer Foreign	Return	Income	Value	Growth
Assets
Investments in mutual funds
at fair value	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441
Total assets	1,367	1,526	2,453	616	441

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441

Net assets:
Accumulation units	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 1,367	$ 1,526	$ 2,453	$ 616	$ 441

Accumulation units outstanding	135,765.469	131,530.274	193,732.814	42,989.430	30,598.673

Value per accumulation unit	$ 10.07	$ 11.60	$ 12.66	$ 14.33	$ 14.40

Total number of mutual fund shares	129,343	85,285	192,365	53,291	34,104

Cost of mutual fund shares	$ 1,351	$ 1,490	$ 2,362	$ 597	$ 415

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe	ING Van
	MidCap	Global	Total	Price Growth	Kampen
	Value	Growth	Return	Equity	Comstock
Assets
Investments in mutual funds
at fair value	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236
Total assets	1,633	482	1,141	1,172	1,236

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236

Net assets:
Accumulation units	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 1,633	$ 482	$ 1,141	$ 1,172	$ 1,236

Accumulation units outstanding	116,638.663	36,601.393	107,597.715	93,615.296	91,486.644

Value per accumulation unit	$ 14.00	$ 13.16	$ 10.60	$ 12.52	$ 13.51

Total number of mutual fund shares	125,034	42,930	105,022	26,121	109,476

Cost of mutual fund shares	$ 1,504	$ 471	$ 1,139	$ 1,154	$ 1,194

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	Natural	Global
	Allocation	Allocation	Allocation	Resources	Science and
	Balanced	Growth	Income	Trust	Technology
Assets
Investments in mutual funds
at fair value	$ 515	$ 145	$ 462	$ 412	$ 7
Total assets	515	145	462	412	7

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 515	$ 145	$ 462	$ 412	$ 7

Net assets:
Accumulation units	$ 515	$ 145	$ 462	$ 412	$ 7
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 515	$ 145	$ 462	$ 412	$ 7

Accumulation units outstanding	43,120.626	11,753.105	40,439.471	35,704.511	749.058

Value per accumulation unit	$ 11.94	$ 12.35	$ 11.43	$ 11.54	$ 9.38

Total number of mutual fund shares	39,758	10,776	37,216	24,138	2,104

Cost of mutual fund shares	$ 520	$ 145	$ 462	$ 383	$ 7

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Financial
	LargeCap	MidCap	SmallCap	LargeCap	Services
Assets
Investments in mutual funds
at fair value	$ 900	$ 1,661	$ 813	$ 5,505	$ 5
Total assets	900	1,661	813	5,505	5

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 900	$ 1,661	$ 813	$ 5,505	$ 5

Net assets:
Accumulation units	$ 900	$ 1,661	$ 813	$ 5,505	$ 5
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 900	$ 1,661	$ 813	$ 5,505	$ 5

Accumulation units outstanding	72,905.244	123,646.594	57,243.577	606,976.157	518.140

Value per accumulation unit	$ 12.34	$ 13.43	$ 14.20	$ 9.07	$ 10.19

Total number of mutual fund shares	66,297	102,189	56,098	1,487,912	516

Cost of mutual fund shares	$ 914	$ 1,655	$ 806	$ 5,782	$ 5

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	ING VP	ING VP		ING VP
	High Yield	International	ING VP	MidCap	ING VP
	Bond	Value	MagnaCap	Opportunities	Real Estate
Assets
Investments in mutual funds
at fair value	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182
Total assets	11,233	20,581	1,119	34,581	182

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182

Net assets:
Accumulation units	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 11,233	$ 20,581	$ 1,119	$ 34,581	$ 182

Accumulation units outstanding	1,154,484.805	1,228,717.014	127,465.429	6,088,264.003	15,415.860

Value per accumulation unit	$ 9.73	$ 16.75	$ 8.78	$ 5.68	$ 11.80

Total number of mutual fund shares	3,610,703	1,818,110	126,030	5,734,882	15,325

Cost of mutual fund shares	$ 11,174	$ 18,407	$ 949	$ 36,917	$ 180

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	ING VP		Janus Aspen	Janus Aspen	Janus Aspen
	SmallCap	Janus Aspen	International	MidCap	Worldwide
	Opportunities	Growth	Growth	Growth	Growth
Assets
Investments in mutual funds
at fair value	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,709
Total assets	20,304	26,850	18,340	30,795	48,709

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,708

Net assets:
Accumulation units	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,703
Contracts in payout
(annuitzation) period	-	-	-	-	5
Total net assets	$ 20,304	$ 26,850	$ 18,340	$ 30,795	$ 48,708

Accumulation units outstanding	1,117,450.575	2,521,125.854	1,495,891.453	2,436,352.178	4,509,694.419

Value per accumulation unit	$ 18.17	$ 10.65	$ 12.26	$ 12.64	$ 10.80

Total number of mutual fund shares	1,448,222	1,470,427	787,109	1,372,960	2,000,388

Cost of mutual fund shares	$ 16,400	$ 40,635	$ 16,488	$ 57,355	$ 45,507

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

	Neuberger		Neuberger
	Berman AMT	Neuberger	Berman AMT
	Limited	Berman AMT	Socially	OpCap	OpCap
	Maturity Bond	Partners	Responsive	Equity	Global Equity
Assets
Investments in mutual funds
at fair value	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537
Total assets	12,305	15,801	2,615	5,397	4,537

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537

Net assets:
Accumulation units	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 12,305	$ 15,801	$ 2,615	$ 5,397	$ 4,537

Accumulation units outstanding	992,324.374	1,424,764.002	221,026.096	462,506.245	368,289.831

Value per accumulation unit	$ 12.40	$ 11.09	$ 11.83	$ 11.67	$ 12.32

Total number of mutual fund shares	925,871	969,364	207,190	164,908	318,633

Cost of mutual fund shares	$ 12,258	$ 15,163	$ 2,229	$ 4,978	$ 4,118

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

Pioneer
	OpCap	OpCap		High Yield	Wanger
	Managed	Small Cap	Real Return	VCT	Select
Assets
Investments in mutual funds
at fair value	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119
Total assets	17,982	26,957	185	1,721	119

Liabilities
Due to ReliaStar Life Insurance
Company	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119

Net assets:
Accumulation units	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119
Contracts in payout
(annuitzation) period	-	-	-	-	-
Total net assets	$ 17,982	$ 26,957	$ 185	$ 1,721	$ 119

Accumulation units outstanding	1,592,756.666	1,786,411.833	17,539.578	166,484.024	11,962.966

Value per accumulation unit	$ 11.29	$ 15.09	$ 10.53	$ 10.34	$ 9.98

Total number of mutual fund shares	449,780	842,668	14,174	150,345	6,186

Cost of mutual fund shares	$ 17,125	$ 23,252	$ 184	$ 1,714	$ 118

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Assets and Liabilities

  September 30, 2004

  (Dollars in thousands, except for unit data)

Wanger
U.S. Small
Companies
Assets
Investments in mutual funds
at fair value	$ 46
Total assets	46

Liabilities
Due to ReliaStar Life Insurance
Company	-
Total liabilities	-
Net assets	$ 46

Net assets:
Accumulation units	$ 46
Contracts in payout
(annuitzation) period	-
Total net assets	$ 46

Accumulation units outstanding	4,556.485

Value per accumulation unit	$ 10.13

Total number of mutual fund shares	1,685

Cost of mutual fund shares	$ 45

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	AIM VI		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and other charges	70	547	350	409	148
Total expenses	70	547	350	409	148
Net investment income (loss)	(70)	(547)	(350)	(409)	(148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(614)	(2,137)	(2,203)	(1,093)	369
Net unrealized appreciation (depreciation)
of investments	348	(306)	782	75	(299)
Net increase (decrease) in net assets
resulting from operations	$ (336)	$ (2,990)	$ (1,771)	$ (1,427)	$ (78)

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Fidelity® VIP
	Asset	ManagerSM:	Fidelity® VIP	Equity-	Fidelity® VIP
	ManagerSM	Growth	Contrafund®	Income	Growth
Net investment income (loss)
Income:
Dividends	$ 61	$ 446	$ 259	$ 1,161	$ 133
Total investment income	61	446	259	1,161	133
Expenses:
Mortality, expense risk and other charges	22	203	801	643	533
Total expenses	22	203	801	643	533
Net investment income (loss)	39	243	(542)	518	(400)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	(429)	28	(147)	(1,251)
Net unrealized appreciation (depreciation)
of investments	(9)	(276)	4,023	200	(1,273)
Net increase (decrease) in net assets
resulting from operations	$ (22)	$ (462)	$ 3,509	$ 571	$ (2,924)

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Growth	Fidelity® VIP	Investment	Money	Fidelity® VIP
	Opportunities	Index 500	Grade Bond	Market	Overseas
Net investment income (loss)
Income:
Dividends	$ 12	$ 1,610	$ 1,795	$ 133	$ 13
Total investment income	12	1,610	1,795	133	13
Expenses:
Mortality, expense risk and other charges	24	1,284	264	180	11
Total expenses	24	1,284	264	180	11
Net investment income (loss)	(12)	326	1,531	(47)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(101)	(1,152)	112	-	(43)
Net unrealized appreciation (depreciation)
of investments	48	1,120	(1,100)	-	26
Net increase (decrease) in net assets
resulting from operations	$ (65)	$ 294	$ 543	$ (47)	$ (15)

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

				ING American
		ING MFS	ING T. Rowe	Century	ING Baron
	ING Julius	Total	Price Equity	SmallCap	SmallCap
	Baer Foreign	Return	Income	Value	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 4	$ -
Total investment income	-	-	-	4	-
Expenses:
Mortality, expense risk and other charges	1	8	13	5	4
Total expenses	1	8	13	5	4
Net investment income (loss)	(1)	(8)	(13)	(1)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	8	18	7	19
Net unrealized appreciation (depreciation)
of investments	16	18	43	15	16
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 18	$ 48	$ 21	$ 31

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)
	ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe	ING Van
	Mid Cap	Global	Total	Price Growth	Kampen
	Value	Growth	Return	Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ 2	$ 4	$ 11	$ 2	$ 5
Total investment income	2	4	11	2	5
Expenses:
Mortality, expense risk and other charges	10	4	10	9	8
Total expenses	10	4	10	9	8
Net investment income (loss)	(8)	-	1	(7)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	3	(6)	13	14
Net unrealized appreciation (depreciation)
of investments	83	(6)	18	(23)	42
Net increase (decrease) in net assets
resulting from operations	$ 85	$ (3)	$ 13	$ (17)	$ 53

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)
	ING VP	ING VP	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	Natural	Global
	Allocation	Allocation	Allocation	Resources	Science and
	Balanced	Growth	Income	Trust	Technology
Net investment income (loss)
Income:
Dividends	$ 6	$ 1	$ 19	$ -	$ -
Total investment income	6	1	19	-	-
Expenses:
Mortality, expense risk and other charges	6	1	8	1	-
Total expenses	6	1	8	1	-
Net investment income (loss)	-	-	11	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	-	(5)	14	-
Net unrealized appreciation (depreciation)
of investments	(16)	(1)	(13)	29	-
Net increase (decrease) in net assets
resulting from operations	$ (28)	$ (1)	$ (7)	$ 42	$ -

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined	Financial
	LargeCap	MidCap	SmallCap	LargeCap	Services
Net investment income (loss)
Income:
Dividends	$ 8	$ 5	$ 5	$ 24	$ -
Total investment income	8	5	5	24	-
Expenses:
Mortality, expense risk and other charges	8	12	7	57	-
Total expenses	8	12	7	57	-
Net investment income (loss)	-	(7)	(2)	(33)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	51	19	(251)	-
Net unrealized appreciation (depreciation)
of investments	(38)	(30)	(12)	316	-
Net increase (decrease) in net assets
resulting from operations	$ (11)	$ 14	$ 5	$ 32	$ -

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Growth	Growth +	High Yield	International	ING VP
	Opportunities	Value	Bond	Value	MagnaCap
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 353	$ 188	$ 11
Total investment income	-	-	353	188	11
Expenses:
Mortality, expense risk and other charges	7	147	78	194	12
Total expenses	7	147	78	194	12
Net investment income (loss)	(7)	(147)	275	(6)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	(32,520)	169	865	30
Net unrealized appreciation (depreciation)
of investments	110	33,755	(147)	(367)	(26)
Net increase (decrease) in net assets
resulting from operations	$ 64	$ 1,088	$ 297	$ 492	$ 3

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	ING VP		ING VP		Janus Aspen
	MidCap	ING VP	SmallCap	Janus Aspen	International
	Opportunities	Real Estate	Opportunities	Growth	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ 116
Total investment income	-	-	-	7	116
Expenses:
Mortality, expense risk and other charges	240	1	230	310	197
Total expenses	240	1	230	310	197
Net investment income (loss)	(240)	(1)	(230)	(303)	(81)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(62)	4	382	(1,890)	1,191
Net unrealized appreciation (depreciation)
of investments	(2,347)	2	(1,538)	400	(1,086)
Net increase (decrease) in net assets
resulting from operations	$ (2,649)	$ 5	$ (1,386)	$ (1,793)	$ 24

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)
			Neuberger		Neuberger
	Janus Aspen	Janus Aspen	Berman AMT	Neuberger	Berman AMT
	Mid Cap	Worldwide	Limited	Berman AMT	Socially
	Growth	Growth	Maturity Bond	Partners	Responsive
Net investment income (loss)
Income:
Dividends	$ -	$ 256	$ -	$ -	$ -
Total investment income	-	256	-	-	-
Expenses:
Mortality, expense risk and other charges	331	562	137	160	26
Total expenses	331	562	137	160	26
Net investment income (loss)	(331)	(306)	(137)	(160)	(26)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,774)	463	9	(68)	19
Net unrealized appreciation (depreciation)
of investments	4,238	(3,499)	80	928	34
Net increase (decrease) in net assets
resulting from operations	$ 1,133	$ (3,342)	$ (48)	$ 700	$ 27

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	OpCap	OpCap	OpCap	OpCap
	Equity	Global Equity	Managed	SmallCap	Real Return
Net investment income (loss)
Income:
Dividends	$ 52	$ 21	$ 353	$ 12	$ 1
Total investment income	52	21	353	12	1
Expenses:
Mortality, expense risk and other charges	57	43	211	287	1
Total expenses	57	43	211	287	1
Net investment income (loss)	(5)	(22)	142	(275)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	226	63	(290)	778	7
Net unrealized appreciation (depreciation)
of investments	(156)	(16)	610	259	1
Net increase (decrease) in net assets
resulting from operations	$ 65	$ 25	$ 462	$ 762	$ 8

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Operations

  For the nine months ended September 30, 2004

  (Dollars in thousands)

	Pioneer		Wanger
	High Yield	Wanger	U.S. Small
	VCT	Select	Companies
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -
Total investment income	2	-	-
Expenses:
Mortality, expense risk and other charges	1	-	-
Total expenses	1	-	-
Net investment income (loss)	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-
Net unrealized appreciation (depreciation)
of investments	7	1	1
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 1	$ 1

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	AIM VI		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2003	$ 3,129	$ 40,255	$ 26,713	$ 22,771

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(637)	(428)	(407)
Net realized gain (loss) on investments and
capital gains distributions	(1,024)	(3,110)	(5,014)	(6,228)
Net unrealized appreciation (depreciation) of investments	2,298	16,909	13,954	17,352
Net increase (decrease) in net assets from operations	1,215	13,162	8,512	10,717
Changes from principal transactions:
Net premium payments	354	4,446	3,646	3,647
Surrenders	(614)	(3,215)	(2,663)	(3,018)
Policy loans	(5)	(64)	(49)	(60)
Transfers between Divisions (including fixed account), net	2,302	(913)	(1,826)	4,247
Annuity payments	-	-	-	(1)
Death benefits	(19)	(77)	(89)	(62)
Transfers from (to) required reserves	-	-	-	1
Administrative charges	(6)	(87)	(65)	(46)
Loan collateral interest	1	35	26	16
Increase (decrease) in net assets derived from principal transactions	2,013	125	(1,020)	4,724
Total increase (decrease)	3,228	13,287	7,492	15,441
Net assets at December 31, 2003	6,357	53,542	34,205	38,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	(547)	(350)	(409)
Net realized gain (loss) on investments and
capital gains distributions	(614)	(2,137)	(2,203)	(1,093)
Net unrealized appreciation (depreciation) of investments	348	(306)	782	75
Net increase (decrease) in net assets from operations	(336)	(2,990)	(1,771)	(1,427)
Changes from principal transactions:
Net premium payments	233	2,918	2,415	2,792
Surrenders	(561)	(3,680)	(1,874)	(2,413)
Policy loans	(6)	(53)	(41)	(57)
Transfers between Divisions (including fixed account), net	994	(1,451)	(2,480)	(1,007)
Annuity payments	-	-	-	-
Death benefits	(23)	(63)	(28)	(101)
Transfers from (to) required reserves	-	-	-	(2)
Administrative charges	(4)	(61)	(45)	(36)
Loan collateral interest	1	26	19	14
Increase (decrease) in net assets derived from principal transactions	634	(2,364)	(2,034)	(810)
Total increase (decrease)	298	(5,354)	(3,805)	(2,237)
Net assets at September 30, 2004	$ 6,655	$ 48,188	$ 30,400	$ 35,975

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	Alger		Fidelity® VIP
	American	Fidelity® VIP	Asset
	Small	Asset	ManagerSM	Fidelity® VIP
	Capitalization	ManagerSM:	Growth	Contrafund®
Net assets at January 1, 2003	$ 9,480	$ 2,725	$ 15,979	$ 54,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	60	245	(591)
Net realized gain (loss) on investments and
capital gains distributions	(4,310)	(254)	(791)	(761)
Net unrealized appreciation (depreciation) of investments	8,286	549	3,954	16,518
Net increase (decrease) in net assets from operations	3,816	355	3,408	15,166
Changes from principal transactions:
Net premium payments	1,308	-	1,530	5,660
Surrenders	(1,138)	(603)	(1,343)	(6,183)
Policy loans	2	(10)	(44)	(40)
Transfers between Divisions (including fixed account), net	474	(178)	(163)	5,222
Annuity payments	-	-	-	-
Death benefits	(64)	(8)	(37)	(209)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(15)	(2)	(25)	(93)
Loan collateral interest	10	-	9	42
Increase (decrease) in net assets derived from principal transactions	577	(801)	(73)	4,399
Total increase (decrease)	4,393	(446)	3,335	19,565
Net assets at December 31, 2003	13,873	2,279	19,314	74,188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	39	243	(542)
Net realized gain (loss) on investments and
capital gains distributions	369	(52)	(429)	28
Net unrealized appreciation (depreciation) of investments	(299)	(9)	(276)	4,023
Net increase (decrease) in net assets from operations	(78)	(22)	(462)	3,509
Changes from principal transactions:
Net premium payments	845	-	961	4,365
Surrenders	(862)	(220)	(1,224)	(5,504)
Policy loans	(24)	(8)	(35)	(195)
Transfers between Divisions (including fixed account), net	(1,162)	(19)	40	2,686
Annuity payments	-	-	-	-
Death benefits	(6)	-	(39)	(65)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(12)	(1)	(17)	(67)
Loan collateral interest	8	-	8	33
Increase (decrease) in net assets derived from principal transactions	(1,213)	(248)	(306)	1,253
Total increase (decrease)	(1,291)	(270)	(768)	4,762
Net assets at September 30, 2004	$ 12,582	$ 2,009	$ 18,546	$ 78,950

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP
	Equity-	Fidelity® VIP	Growth	Fidelity® VIP
	Income	Growth	Opportunities	Index 500
Net assets at January 1, 2003	$ 39,755	$ 41,316	$ 1,546	$ 94,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	(508)	(14)	36
Net realized gain (loss) on investments and
capital gains distributions	(858)	(3,775)	(161)	(4,617)
Net unrealized appreciation (depreciation) of investments	13,377	16,595	677	29,604
Net increase (decrease) in net assets from operations	12,635	12,312	502	25,023
Changes from principal transactions:
Net premium payments	5,495	5,562	275	12,238
Surrenders	(5,044)	(4,304)	(217)	(7,282)
Policy loans	(114)	(133)	(15)	(392)
Transfers between Divisions (including fixed account), net	7,069	(2,638)	253	(354)
Annuity payments	(1)	-	-	-
Death benefits	(102)	(187)	(2)	(179)
Transfers from (to) required reserves	2	-	-	-
Administrative charges	(62)	(92)	(4)	(207)
Loan collateral interest	33	39	1	98
Increase (decrease) in net assets derived from principal transactions	7,276	(1,753)	291	3,922
Total increase (decrease)	19,911	10,559	793	28,945
Net assets at December 31, 2003	59,666	51,875	2,339	122,998

Increase (decrease) in net assets
Operations:
Net investment income (loss)	518	(400)	(12)	326
Net realized gain (loss) on investments and
capital gains distributions	(147)	(1,251)	(101)	(1,152)
Net unrealized appreciation (depreciation) of investments	200	(1,273)	48	1,120
Net increase (decrease) in net assets from operations	571	(2,924)	(65)	294
Changes from principal transactions:
Net premium payments	3,932	3,405	217	8,577
Surrenders	(4,689)	(3,570)	(204)	(9,189)
Policy loans	(115)	(104)	(4)	(271)
Transfers between Divisions (including fixed account), net	2,435	(867)	(101)	(3,431)
Annuity payments	-	-	-	-
Death benefits	(91)	(38)	(4)	(214)
Transfers from (to) required reserves	(2)	-	-	-
Administrative charges	(47)	(62)	(3)	(145)
Loan collateral interest	26	30	1	77
Increase (decrease) in net assets derived from principal transactions	1,449	(1,206)	(98)	(4,596)
Total increase (decrease)	2,020	(4,130)	(163)	(4,302)
Net assets at September 30, 2004	$ 61,686	$ 47,745	$ 2,176	$ 118,696

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP
	Investment	Money	Fidelity® VIP	ING Julius
	Grade Bond	Market	Overseas	Baer Foreign
Net assets at January 1, 2003	$ 25,056	$ 52,518	$ 906	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,032	(205)	(5)	-
Net realized gain (loss) on investments and
capital gains distributions	639	2	(99)	-
Net unrealized appreciation (depreciation) of investments	(683)	(2)	440	-
Net increase (decrease) in net assets from operations	988	(205)	336	-
Changes from principal transactions:
Net premium payments	3,995	48,019	-	-
Surrenders	(4,019)	(60,813)	(72)	-
Policy loans	(83)	(7)	(4)	-
Transfers between Divisions (including fixed account), net	(628)	(19,224)	(51)	-
Annuity payments	-	(23)	-	-
Death benefits	(46)	(283)	-	-
Transfers from (to) required reserves	-	28	-	-
Administrative charges	(27)	(19)	(2)	-
Loan collateral interest	9	17	-	-
Increase (decrease) in net assets derived from principal transactions	(799)	(32,305)	(129)	-
Total increase (decrease)	189	(32,510)	207	-
Net assets at December 31, 2003	25,245	20,008	1,113	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,531	(47)	2	(1)
Net realized gain (loss) on investments and
capital gains distributions	112	-	(43)	1
Net unrealized appreciation (depreciation) of investments	(1,100)	-	26	16
Net increase (decrease) in net assets from operations	543	(47)	(15)	16
Changes from principal transactions:
Net premium payments	2,182	22,061	-	6
Surrenders	(2,102)	(4,996)	(97)	(1)
Policy loans	(46)	31	(2)	-
Transfers between Divisions (including fixed account), net	(497)	(21,022)	(32)	1,346
Annuity payments	-	(17)	-	-
Death benefits	(47)	(124)	-	-
Transfers from (to) required reserves	-	(22)	-	-
Administrative charges	(17)	(12)	(1)	-
Loan collateral interest	9	13	-	-
Increase (decrease) in net assets derived from principal transactions	(518)	(4,088)	(132)	1,351
Total increase (decrease)	25	(4,135)	(147)	1,367
Net assets at September 30, 2004	$ 25,270	$ 15,873	$ 966	$ 1,367

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

			ING American
	ING MFS	ING T. Rowe	Century	ING Baron
	Total	Price Equity	Small Cap	SmallCap
	Return	Income	Value	Growth
Net assets at January 1, 2003	$ -	$ -	$ 1	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	5	(3)
Net realized gain (loss) on investments and
capital gains distributions	-	1	27	85
Net unrealized appreciation (depreciation) of investments	18	48	4	10
Net increase (decrease) in net assets from operations	19	49	36	92
Changes from principal transactions:
Net premium payments	4	22	25	23
Surrenders	(9)	(5)	(4)	(4)
Policy loans	-	2	-	-
Transfers between Divisions (including fixed account), net	382	481	182	221
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	377	500	203	240
Total increase (decrease)	396	549	239	332
Net assets at December 31, 2003	396	549	240	333

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(13)	(1)	(4)
Net realized gain (loss) on investments and
capital gains distributions	8	18	7	19
Net unrealized appreciation (depreciation) of investments	18	43	15	16
Net increase (decrease) in net assets from operations	18	48	21	31
Changes from principal transactions:
Net premium payments	69	183	74	85
Surrenders	(80)	(76)	(67)	(23)
Policy loans	-	(2)	(4)	(1)
Transfers between Divisions (including fixed account), net	1,123	1,751	352	16
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	1,112	1,856	355	77
Total increase (decrease)	1,130	1,904	376	108
Net assets at September 30, 2004	$ 1,526	$ 2,453	$ 616	$ 441

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)
	ING
	JPMorgan	ING MFS	ING PIMCO	ING T. Rowe
	Mid Cap	Global	Total	Price Growth
	Value	Growth	Return	Equity
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(2)	18	(3)
Net realized gain (loss) on investments and
capital gains distributions	4	35	(5)	3
Net unrealized appreciation (depreciation) of investments	46	17	(16)	41
Net increase (decrease) in net assets from operations	55	50	(3)	41
Changes from principal transactions:
Net premium payments	77	55	361	66
Surrenders	(5)	(546)	(157)	(4)
Policy loans	(3)	-	(8)	(1)
Transfers between Divisions (including fixed account), net	485	705	480	431
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	554	214	676	492
Total increase (decrease)	609	264	673	533
Net assets at December 31, 2003	609	264	673	533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	-	1	(7)
Net realized gain (loss) on investments and
capital gains distributions	10	3	(6)	13
Net unrealized appreciation (depreciation) of investments	83	(6)	18	(23)
Net increase (decrease) in net assets from operations	85	(3)	13	(17)
Changes from principal transactions:
Net premium payments	267	117	196	257
Surrenders	(42)	(10)	(44)	(63)
Policy loans	(5)	(7)	-	(5)
Transfers between Divisions (including fixed account), net	721	121	303	468
Annuity payments	-	-	-	-
Death benefits	(1)	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(1)	-	-	(1)
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	939	221	455	656
Total increase (decrease)	1,024	218	468	639
Net assets at September 30, 2004	$ 1,633	$ 482	$ 1,141	$ 1,172

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)
		ING VP	ING VP	ING VP
	ING Van	Strategic	Strategic	Strategic
	Kampen	Allocation	Allocation	Allocation
	Comstock	Balanced	Growth	Income
Net assets at January 1, 2003	$ 1	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	-	6
Net realized gain (loss) on investments and
capital gains distributions	51	8	-	(4)
Net unrealized appreciation (depreciation) of investments	-	11	1	13
Net increase (decrease) in net assets from operations	59	20	1	15
Changes from principal transactions:
Net premium payments	89	9	26	85
Surrenders	(6)	(1)	-	(8)
Policy loans	-	-	(2)	1
Transfers between Divisions (including fixed account), net	299	129	2	135
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	382	137	26	213
Total increase (decrease)	441	157	27	228
Net assets at December 31, 2003	442	157	27	228

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	-	11
Net realized gain (loss) on investments and
capital gains distributions	14	(12)	-	(5)
Net unrealized appreciation (depreciation) of investments	42	(16)	(1)	(13)
Net increase (decrease) in net assets from operations	53	(28)	(1)	(7)
Changes from principal transactions:
Net premium payments	310	91	30	189
Surrenders	(48)	(35)	-	(29)
Policy loans	(3)	(6)	(4)	-
Transfers between Divisions (including fixed account), net	483	336	93	81
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(1)	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	741	386	119	241
Total increase (decrease)	794	358	118	234
Net assets at September 30, 2004	$ 1,236	$ 515	$ 145	$ 462

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)
	ING VP	ING VP
	Natural	Global	ING VP	ING VP
	Resources	Science and	Index Plus	Index Plus
	Trust	Technology	LargeCap	MidCap
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(2)
Net realized gain (loss) on investments and
capital gains distributions	-	-	3	5
Net unrealized appreciation (depreciation) of investments	-	-	24	36
Net increase (decrease) in net assets from operations	-	-	26	39
Changes from principal transactions:
Net premium payments	-	-	83	72
Surrenders	-	-	(2)	(2)
Policy loans	-	-	1	1
Transfers between Divisions (including fixed account), net	-	-	191	395
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	-
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	-	-	273	466
Total increase (decrease)	-	-	299	505
Net assets at December 31, 2003	-	-	299	505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	-	(7)
Net realized gain (loss) on investments and
capital gains distributions	14	-	27	51
Net unrealized appreciation (depreciation) of investments	29	-	(38)	(30)
Net increase (decrease) in net assets from operations	42	-	(11)	14
Changes from principal transactions:
Net premium payments	370	-	181	363
Surrenders	-	-	(13)	(17)
Policy loans	-	-	-	1
Transfers between Divisions (including fixed account), net	-	7	444	796
Annuity payments	-	-	-	-
Death benefits	-	-	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	-	-	(1)
Loan collateral interest	-	-	-	-
Increase (decrease) in net assets derived from principal transactions	370	7	612	1,142
Total increase (decrease)	412	7	601	1,156
Net assets at September 30, 2004	$ 412	$ 7	$ 900	$ 1,661

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Disciplined	Financial	Growth
	SmallCap	LargeCap	Services	Opportunities
Net assets at January 1, 2003	$ -	$ 3,616	$ -	$ 1,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(21)	-	(20)
Net realized gain (loss) on investments and
capital gains distributions	17	(471)	-	(446)
Net unrealized appreciation (depreciation) of investments	19	1,337	-	886
Net increase (decrease) in net assets from operations	35	845	-	420
Changes from principal transactions:
Net premium payments	51	178	-	204
Surrenders	(1)	(491)	-	(259)
Policy loans	-	(2)	-	(6)
Transfers between Divisions (including fixed account), net	186	1,046	-	(67)
Annuity payments	-	-	-	-
Death benefits	-	(22)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	(4)	-	(2)
Loan collateral interest	-	1	-	1
Increase (decrease) in net assets derived from principal transactions	236	706	-	(129)
Total increase (decrease)	271	1,551	-	291
Net assets at December 31, 2003	271	5,167	-	1,630

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	-	(7)
Net realized gain (loss) on investments and
capital gains distributions	19	(251)	-	(39)
Net unrealized appreciation (depreciation) of investments	(12)	316	-	110
Net increase (decrease) in net assets from operations	5	32	-	64
Changes from principal transactions:
Net premium payments	161	111	-	62
Surrenders	(17)	(677)	-	(32)
Policy loans	2	(6)	-	2
Transfers between Divisions (including fixed account), net	391	885	5	(1,726)
Annuity payments	-	-	-	-
Death benefits	-	(6)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	-	(2)	-	-
Loan collateral interest	-	1	-	-
Increase (decrease) in net assets derived from principal transactions	537	306	5	(1,694)
Total increase (decrease)	542	338	5	(1,630)
Net assets at September 30, 2004	$ 813	$ 5,505	$ 5	$ -

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	ING VP	ING VP	ING VP
	Growth +	High Yield	International	ING VP
	Value	Bond	Value	MagnaCap
Net assets at January 1, 2003	$ 28,808	$ 4,422	$ 10,693	$ 1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	511	-	(4)
Net realized gain (loss) on investments and
capital gains distributions	(8,048)	312	1,734	(227)
Net unrealized appreciation (depreciation) of investments	17,988	562	2,611	456
Net increase (decrease) in net assets from operations	9,507	1,385	4,345	225
Changes from principal transactions:
Net premium payments	3,505	1,076	1,344	167
Surrenders	(3,022)	(963)	(1,803)	(74)
Policy loans	(50)	(37)	7	(8)
Transfers between Divisions (including fixed account), net	(3,407)	7,333	3,208	(690)
Annuity payments	-	-	-	-
Death benefits	(81)	(5)	(43)	-
Transfers from (to) required reserves	(3)	-	-	-
Administrative charges	(64)	(3)	(13)	(1)
Loan collateral interest	26	2	4	-
Increase (decrease) in net assets derived from principal transactions	(3,096)	7,403	2,704	(606)
Total increase (decrease)	6,411	8,788	7,049	(381)
Net assets at December 31, 2003	35,219	13,210	17,742	1,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(147)	275	(6)	(1)
Net realized gain (loss) on investments and
capital gains distributions	(32,520)	169	865	30
Net unrealized appreciation (depreciation) of investments	33,755	(147)	(367)	(26)
Net increase (decrease) in net assets from operations	1,088	297	492	3
Changes from principal transactions:
Net premium payments	912	496	1,261	102
Surrenders	(916)	(770)	(1,324)	(102)
Policy loans	(4)	(28)	(32)	(6)
Transfers between Divisions (including fixed account), net	(36,284)	(1,967)	2,453	(7)
Annuity payments	-	-	-	-
Death benefits	(9)	(3)	(4)	-
Transfers from (to) required reserves	3	-	-	-
Administrative charges	(16)	(4)	(11)	(1)
Loan collateral interest	7	2	4	-
Increase (decrease) in net assets derived from principal transactions	(36,307)	(2,274)	2,347	(14)
Total increase (decrease)	(35,219)	(1,977)	2,839	(11)
Net assets at September 30, 2004	$ -	$ 11,233	$ 20,581	$ 1,119

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

	ING VP		ING VP
	MidCap	ING VP	SmallCap	Janus Aspen
	Opportunities	Real Estate	Opportunities	Growth
Net assets at January 1, 2003	$ 1,024	$ -	$ 21,178	$ 26,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	-	(297)	(370)
Net realized gain (loss) on investments and
capital gains distributions	(139)	-	(25,176)	(3,689)
Net unrealized appreciation (depreciation) of investments	541	-	31,970	11,594
Net increase (decrease) in net assets from operations	384	-	6,497	7,535
Changes from principal transactions:
Net premium payments	207	-	2,942	3,558
Surrenders	(143)	-	(2,379)	(2,606)
Policy loans	-	-	(27)	(56)
Transfers between Divisions (including fixed account), net	198	-	(4,693)	(3,682)
Annuity payments	-	-	-	-
Death benefits	-	-	(33)	(55)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(2)	-	(40)	(62)
Loan collateral interest	1	-	12	24
Increase (decrease) in net assets derived from principal transactions	261	-	(4,218)	(2,879)
Total increase (decrease)	645	-	2,279	4,656
Net assets at December 31, 2003	1,669	-	23,457	31,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(240)	(1)	(230)	(303)
Net realized gain (loss) on investments and
capital gains distributions	(62)	4	382	(1,890)
Net unrealized appreciation (depreciation) of investments	(2,347)	2	(1,538)	400
Net increase (decrease) in net assets from operations	(2,649)	5	(1,386)	(1,793)
Changes from principal transactions:
Net premium payments	1,556	5	1,626	2,031
Surrenders	(1,712)	(18)	(1,476)	(1,924)
Policy loans	(30)	-	(39)	(30)
Transfers between Divisions (including fixed account), net	35,766	190	(1,844)	(2,618)
Annuity payments	-	-	-	-
Death benefits	(5)	-	(16)	(46)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(27)	-	(27)	(40)
Loan collateral interest	13	-	9	18
Increase (decrease) in net assets derived from principal transactions	35,561	177	(1,767)	(2,609)
Total increase (decrease)	32,912	182	(3,153)	(4,402)
Net assets at September 30, 2004	$ 34,581	$ 182	$ 20,304	$ 26,850

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)
				Neuberger
	Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	International	MidCap	Worldwide	Limited
	Growth	Growth	Growth	Maturity Bond
Net assets at January 1, 2003	$ 13,930	$ 24,050	$ 51,116	$ 15,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	122	(380)	(138)	441
Net realized gain (loss) on investments and
capital gains distributions	5,309	(6,705)	3,754	200
Net unrealized appreciation (depreciation) of investments	3,204	14,961	7,984	(479)
Net increase (decrease) in net assets from operations	8,635	7,876	11,600	162
Changes from principal transactions:
Net premium payments	1,886	4,352	5,827	1,553
Surrenders	(1,885)	(2,716)	(4,180)	(1,871)
Policy loans	(11)	(147)	(93)	(36)
Transfers between Divisions (including fixed account), net	(4,503)	(2,180)	(7,923)	(1,698)
Annuity payments	-	-	(1)	-
Death benefits	(12)	(65)	(184)	(47)
Transfers from (to) required reserves	-	-	1	-
Administrative charges	(25)	(79)	(99)	(13)
Loan collateral interest	10	23	44	5
Increase (decrease) in net assets derived from principal transactions	(4,540)	(812)	(6,608)	(2,107)
Total increase (decrease)	4,095	7,064	4,992	(1,945)
Net assets at December 31, 2003	18,025	31,114	56,108	13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(81)	(331)	(306)	(137)
Net realized gain (loss) on investments and
capital gains distributions	1,191	(2,774)	463	9
Net unrealized appreciation (depreciation) of investments	(1,086)	4,238	(3,499)	80
Net increase (decrease) in net assets from operations	24	1,133	(3,342)	(48)
Changes from principal transactions:
Net premium payments	1,273	2,478	3,542	923
Surrenders	(1,318)	(1,920)	(3,576)	(1,444)
Policy loans	(61)	(119)	(121)	(31)
Transfers between Divisions (including fixed account), net	422	(1,817)	(3,810)	(704)
Annuity payments	-	-	-	-
Death benefits	(14)	(37)	(56)	(23)
Transfers from (to) required reserves	-	-	(2)	-
Administrative charges	(18)	(54)	(67)	(9)
Loan collateral interest	7	17	32	4
Increase (decrease) in net assets derived from principal transactions	291	(1,452)	(4,058)	(1,284)
Total increase (decrease)	315	(319)	(7,400)	(1,332)
Net assets at September 30, 2004	$ 18,340	$ 30,795	$ 48,708	$ 12,305

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)
		Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global
	Partners	Responsive	Equity	Equity
Net assets at January 1, 2003	$ 10,137	$ 1,231	$ 3,813	$ 1,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(165)	(23)	(11)	(40)
Net realized gain (loss) on investments and
capital gains distributions	(521)	(11)	1	906
Net unrealized appreciation (depreciation) of investments	4,052	488	1,070	434
Net increase (decrease) in net assets from operations	3,366	454	1,060	1,300
Changes from principal transactions:
Net premium payments	1,151	317	632	378
Surrenders	(1,208)	(97)	(336)	(735)
Policy loans	(34)	(6)	(1)	(13)
Transfers between Divisions (including fixed account), net	1,205	325	958	1,003
Annuity payments	-	-	-	-
Death benefits	(2)	-	(1)	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(19)	(3)	(8)	(3)
Loan collateral interest	9	1	4	1
Increase (decrease) in net assets derived from principal transactions	1,102	537	1,248	631
Total increase (decrease)	4,468	991	2,308	1,931
Net assets at December 31, 2003	14,605	2,222	6,121	3,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(160)	(26)	(5)	(22)
Net realized gain (loss) on investments and
capital gains distributions	(68)	19	226	63
Net unrealized appreciation (depreciation) of investments	928	34	(156)	(16)
Net increase (decrease) in net assets from operations	700	27	65	25
Changes from principal transactions:
Net premium payments	881	271	436	394
Surrenders	(1,244)	(100)	(343)	(324)
Policy loans	(47)	(17)	(18)	(9)
Transfers between Divisions (including fixed account), net	918	214	(855)	751
Annuity payments	-	-	-	-
Death benefits	(6)	-	(6)	(14)
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(13)	(3)	(6)	(3)
Loan collateral interest	7	1	3	1
Increase (decrease) in net assets derived from principal transactions	496	366	(789)	796
Total increase (decrease)	1,196	393	(724)	821
Net assets at September 30, 2004	$ 15,801	$ 2,615	$ 5,397	$ 4,537

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

				Pioneer
	OpCap	OpCap		High Yield
	Managed	Small Cap	Real Return	VCT
Net assets at January 1, 2003	$ 15,916	$ 13,832	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	57	(251)	-	-
Net realized gain (loss) on investments and
capital gains distributions	(606)	350	-	-
Net unrealized appreciation (depreciation) of investments	3,851	6,268	-	-
Net increase (decrease) in net assets from operations	3,302	6,367	-	-
Changes from principal transactions:
Net premium payments	1,670	2,303	-	-
Surrenders	(1,450)	(1,576)	-	-
Policy loans	(81)	(78)	-	-
Transfers between Divisions (including fixed account), net	4,665	4,644	-	-
Annuity payments	-	-	-	-
Death benefits	(6)	(23)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(26)	(27)	-	-
Loan collateral interest	9	8	-	-
Increase (decrease) in net assets derived from principal transactions	4,781	5,251	-	-
Total increase (decrease)	8,083	11,618	-	-
Net assets at December 31, 2003	23,999	25,450	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	142	(275)	-	1
Net realized gain (loss) on investments and
capital gains distributions	(290)	778	7	-
Net unrealized appreciation (depreciation) of investments	610	259	1	7
Net increase (decrease) in net assets from operations	462	762	8	8
Changes from principal transactions:
Net premium payments	1,089	1,882	1	2
Surrenders	(1,434)	(1,522)	(5)	(2)
Policy loans	(44)	(90)	-	-
Transfers between Divisions (including fixed account), net	(6,032)	565	181	1,713
Annuity payments	-	-	-	-
Death benefits	(50)	(77)	-	-
Transfers from (to) required reserves	-	-	-	-
Administrative charges	(17)	(21)	-	-
Loan collateral interest	9	8	-	-
Increase (decrease) in net assets derived from principal transactions	(6,479)	745	177	1,713
Total increase (decrease)	(6,017)	1,507	185	1,721
Net assets at September 30, 2004	$ 17,982	$ 26,957	$ 185	$ 1,721

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Statements of Changes in Net Assets

  For the nine moths ended September 30, 2004 and the year ended December 31, 2003

  (Dollars in thousands)

Wanger
	Wanger	U.S. Select
	Select	Companies
Net assets at January 1, 2003	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-
Net unrealized appreciation (depreciation) of investments	-	-
Net increase (decrease) in net assets from operations	-	-
Changes from principal transactions:
Net premium payments	-	-
Surrenders	-	-
Policy loans	-	-
Transfers between Divisions (including fixed account), net	-	-
Annuity payments	-	-
Death benefits	-	-
Transfers from (to) required reserves	-	-
Administrative charges	-	-
Loan collateral interest	-	-
Increase (decrease) in net assets derived from principal transactions	-	-
Total increase (decrease)	-	-
Net assets at December 31, 2003	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-
Net realized gain (loss) on investments and
capital gains distributions	-	-
Net unrealized appreciation (depreciation) of investments	1	1
Net increase (decrease) in net assets from operations	1	1
Changes from principal transactions:
Net premium payments	2	1
Surrenders	(1)	-
Policy loans	-	-
Transfers between Divisions (including fixed account), net	117	44
Annuity payments	-	-
Death benefits	-	-
Transfers from (to) required reserves	-	-
Administrative charges	-	-
Loan collateral interest	-	-
Increase (decrease) in net assets derived from principal transactions	118	45
Total increase (decrease)	119	46
Net assets at September 30, 2004	$ 119	$ 46

  The accompanying notes are an integral part of these financial statements.

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

  ]

    Organization

    ReliaStar Life Insurance Company Separate Account N (the "Account"), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. ("ING AIH"). ING AIH is a subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

    The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

    At September 30, 2004, the Account had forty-nine investment divisions (the "Divisions"), twenty-six of which invest in independently managed mutual funds and twenty-three of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2004, and related Trusts are as follows:

    AIM Variable Insurance Funds:

    AIM VI Dent Demographic Trends Fund - Series I

    The Alger American Fund:

    Alger American Growth Portfolio - Class O Shares

    Alger American Leveraged AllCap Portfolio - Class O Shares

    Alger American MidCap Growth Portfolio - Class O Shares

    Alger American Small Capitalization Portfolio - Class O Shares

    Fidelity® Variable Insurance Products Fund:

    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

    Fidelity® VIP Asset ManagerSM: Growth Portfolio - Initial Class

    Fidelity® Variable Insurance Products Fund (continued):

    Fidelity® VIP Contrafund® Portfolio - Initial Class

    Fidelity® VIP Equity-Income Portfolio - Initial Class

    Fidelity® VIP Growth Portfolio - Initial Class

    Fidelity® VIP Growth Opportunities Portfolio - Initial Class

    Fidelity® VIP Index 500 Portfolio - Initial Class

    Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

    Fidelity® VIP Money Market Portfolio - Initial Class

    Fidelity® VIP Overseas Portfolio - Initial Class

    ING Investors Trust:

    ING Julius Baer Foreign - Service Class**

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    ING Investors Trust (continued):

    ING MFS Total Return Portfolio - Service Class*

    ING T. Rowe Price Equity Income Portfolio - Service Class*

    ING Partners, Inc.:

    ING American Century Small Cap Value Portfolio - Initial Class

    ING Baron Small Cap Growth Portfolio - Initial Class

    ING JPMorgan Mid Cap Value Portfolio - Initial Class

    ING MFS Global Growth Portfolio - Initial Class*

    ING PIMCO Total Return Portfolio - Initial Class*

    ING T. Rowe Price Growth Equity Portfolio - Initial Class*

    ING Van Kampen Comstock Portfolio - Initial Class

    ING Strategic Allocations Portfolios, Inc.:

    ING VP Strategic Allocation Balanced Portfolio - Class I*

    ING VP Strategic Allocation Growth Portfolio - Class I*

    ING VP Strategic Allocation Income Portfolio - Class I*

    ING VP Natural Resources Trust**

    ING Variable Portfolios, Inc.:

    ING VP Global Science and Technology Portfolio - Class I**

    ING VP Index Plus LargeCap Portfolio - Class I*

    ING VP Index Plus MidCap Portfolio - Class I*

    ING VP Index Plus SmallCap Portfolio - Class I*

    ING Variable Products Trust:

    ING VP Disciplined LargeCap Portfolio - Class I

    ING VP Financial Services - Class I **

    ING VP High Yield Bond Portfolio - Class I

    ING VP International Value Portfolio - Class I

    ING VP MagnaCap Portfolio - Class I

    ING VP MidCap Opportunities Portfolio - Class I

    ING VP Real Estate - Class I**

    ING VP SmallCap Opportunities Portfolio - Class I

    Janus Aspen Series:

    Janus Aspen Growth Portfolio - Institutional Shares

    Janus Aspen International Growth Portfolio - Institutional Shares

    Janus Aspen Mid Cap Growth Portfolio - Institutional Shares

    Janus Aspen Worldwide Growth Portfolio - Institutional Shares

    Neuberger Berman Advisers Management Trust:

    Neuberger Berman AMT Limited Maturity Bond Portfolio

    Neuberger Berman AMT Partners Portfolio

    Neuberger Berman AMT Socially Responsive Portfolio

    PIMCO Advisors VIT:

    OpCap Equity Portfolio

    OpCap Global Equity Portfolio

    OpCap Managed Portfolio

    OpCap Small Cap Portfolio

    PIMCO VIT Real Return Portfolio - Administrative Class**

    Pioneer Variable Contracts Trust:

    Pioneer High Yield VCT Portfolio - Class I**

    Wanger Advisors Trust:

    Wanger Select**

    Wanger U.S. Small Companies**

    * Division added in 2003

    ** Division added in 2004

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Strategic Allocations Portfolios, Inc.:	ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Balanced Portfolio - Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class R
ING VP High Yield Bond Portfolio - Class I	ING VP High Yield Bond Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R
PIMCO Advisors VIT	PIMCO Accumulation Trust

    Significant Accounting Policies

    The following is a summary of the significant accounting policies of the Account:

    Use of Estimates

    The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

    Investments

    Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    Federal Income Taxes

    Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

    Variable Annuity Reserves

    Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

    Transfers

    Transfers to (from) required reserves on the Statement of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between ReliaStar Life and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

    Charges and Fees

    Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

    Mortality and Expense Risk Charges

    ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    Administrative Charges

    A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative charges.

    Contract Maintenance Charges

    An annual Contract charge of $30 is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

    Sales and Surrender Charges

    No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge of up to 8%, as set forth in the Contract.

    Premium Taxes

    Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premiums payments.

    Related Party Transactions

    During the nine months ended September 30, 2004, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust. In addition, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    Purchases and Sales of Investment Securities

    The aggregate cost of purchases and proceeds from sales of investments follow:

	Nine months ended		Year ended
	September 30, 2004		December 31, 2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	$ 1,504	$ 940	$ 2,977	$ 1,023
The Alger American Fund:
Alger American Growth	789	3,700	2,851	3,363
Alger American Leveraged AllCap	924	3,308	3,775	5,223
Alger American MidCap Growth	2,230	3,447	16,422	12,106
Alger American Small Capitalization	612	1,973	39,952	39,535
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	62	271	95	836
Fidelity® VIP Asset ManagerSM: Growth	1,388	1,451	1,969	1,797
Fidelity® VIP Contrafund®	3,710	2,999	7,047	3,239
Fidelity® VIP Equity-Income	5,329	3,359	10,581	3,191
Fidelity® VIP Growth	1,394	3,000	2,969	5,230
Fidelity® VIP Growth Opportunities	224	334	573	296
Fidelity® VIP Index 500	5,577	9,847	17,475	13,517
Fidelity® VIP Investment Grade Bond	5,051	4,038	9,936	9,703
Fidelity® VIP Money Market	18,139	22,252	897,945	930,485
Fidelity® VIP Overseas	19	149	11	145
ING Investors Trust:
ING Julius Baer Foreign	1,403	53	-	-
ING MFS Total Return	1,221	117	388	10
ING T. Rowe Price Equity Income	1,967	124	546	46
ING Partners, Inc.:
ING American Century Small Cap Value	490	136	413	205
ING Baron Small Cap Growth	303	230	5,400	5,163
ING JPMorgan Mid Cap Value	987	56	586	27
ING MFS Global Growth	245	24	10,280	10,068
ING PIMCO Total Return	1,250	794	2,926	2,232
ING T. Rowe Price Growth Equity	777	128	1,826	1,337
ING Van Kampen Comstock	1,236	498	1,577	1,187
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	1,725	1,339	765	627
ING VP Strategic Allocation Growth	123	4	28	2
ING VP Strategic Allocation Income	1,046	794	1,573	1,354
ING VP Natural Resources Trust	541	172	-	-

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

	Nine months ended		Year ended
	September 30, 2004		December 31, 2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	$ 7	$ -	$ -	$ -
ING VP Index Plus LargeCap	1,113	501	294	22
ING VP Index Plus MidCap	1,611	476	496	32
ING VP Index Plus SmallCap	1,146	611	2,645	2,410
ING Variable Products Trust:
ING VP Disciplined LargeCap	1,202	929	1,646	961
ING VP Financial Services	7	2	-	-
ING VP Growth Opportunities	73	1,774	420	569
ING VP Growth + Value	228	36,685	1,471	4,997
ING VP High Yield Bond	7,158	9,157	47,039	39,125
ING VP International Value	7,034	4,693	85,112	82,408
ING VP MagnaCap	150	165	300	910
ING VP MidCap Opportunities	37,938	2,617	530	287
ING VP Real Estate	415	239	-	-
ING VP SmallCap Opportunities	481	2,478	16,173	20,688
Janus Aspen Series:
Janus Aspen Growth	495	3,407	1,390	4,639
Janus Aspen International Growth	6,112	5,902	419,079	423,497
Janus Aspen Mid Cap Growth	476	2,259	2,504	3,696
Janus Aspen Worldwide Growth	902	5,264	195,632	202,379
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	767	2,188	3,317	4,983
Neuberger Berman AMT Partners	1,396	1,060	2,395	1,458
Neuberger Berman AMT Socially Responsive	471	131	723	209
PIMCO Advisors VIT:
OpCap Equity	785	1,579	9,093	7,856
OpCap Global Equity	1,179	405	110,718	110,127
OpCap Managed	6,917	13,254	8,106	3,268
OpCap Small Cap	3,949	3,479	40,861	35,861
Real Return	1,070	893
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT	1,717	3	-	-
Wanger Advisors Trust:
Wanger Select	130	12	-	-
Wanger U.S. Small Companies	52	7	-	-

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    Changes in Units

    The net changes in units outstanding follow:

	Nine months ended	Year ended
	September 30, 2004	December 31, 2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM VI Dent Demographic Trends	134,005	444,527
The Alger American Fund:
Alger American Growth	(143,865)	(5,834)
Alger American Leveraged AllCap	(107,306)	(66,069)
Alger American MidCap Growth	(45,516)	241,936
Alger American Small Capitalization	(134,191)	61,489
Fidelity® Variable Insurance Products Fund:
Fidelity® VIP Asset ManagerSM	(14,998)	(54,380)
Fidelity® VIP Asset ManagerSM: Growth	(19,840)	(7,710)
Fidelity® VIP Contrafund®	59,176	233,454
Fidelity® VIP Equity-Income	75,193	461,665
Fidelity® VIP Growth	(77,680)	(138,429)
Fidelity® VIP Growth Opportunities	(14,820)	52,542
Fidelity® VIP Index 500	(246,350)	205,979
Fidelity® VIP Investment Grade Bond	(39,269)	(58,049)
Fidelity® VIP Money Market	(322,818)	(2,555,975)
Fidelity® VIP Overseas	(9,607)	(12,378)
ING Investors Trust:
ING Julius Baer Foreign	135,765	-
ING MFS Total Return	96,424	35,106
ING T. Rowe Price Equity Income	148,559	45,174
ING Partners, Inc.:
ING American Century Small Cap Value	25,062	17,799
ING Baron Small Cap Growth	5,411	25,059
ING JPMorgan Mid Cap Value	69,394	47,245
ING MFS Global Growth	16,599	20,002
ING PIMCO Total Return	42,688	64,909
ING T. Rowe Price Growth Equity	51,878	41,737
ING Van Kampen Comstock	56,819	34,539
ING Strategic Allocations Portfolios, Inc.:
ING VP Strategic Allocation Balanced	29,798	13,323
ING VP Strategic Allocation Growth	9,503	2,250
ING VP Strategic Allocation Income	20,144	20,296
ING VP Natural Resources Trust	35,705	-

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

	Nine months ended	Year ended
	September 30, 2004	December 31, 2003
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	749	-
ING VP Index Plus LargeCap	48,645	24,260
ING VP Index Plus MidCap	84,831	38,815
ING VP Index Plus SmallCap	36,894	20,350
ING Variable Products Trust:
ING VP Disciplined LargeCap	32,920	78,074
ING VP Financial Services	518	-
ING VP Growth Opportunities	(343,113)	(26,792)
ING VP Growth + Value	(2,210,865)	(245,058)
ING VP High Yield Bond	(250,781)	860,670
ING VP International Value	140,220	247,871
ING VP MagnaCap	(1,735)	(93,951)
ING VP MidCap Opportunities	5,802,988	49,340
ING VP Real Estate	15,416	-
ING VP SmallCap Opportunities	(96,026)	(283,181)
Janus Aspen Series:
Janus Aspen Growth	(237,259)	(291,638)
Janus Aspen International Growth	16,047	(40,906)
Janus Aspen Mid Cap Growth	(116,109)	(75,937)
Janus Aspen Worldwide Growth	(360,383)	(556,282)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	(103,057)	(169,406)
Neuberger Berman AMT Partners	45,680	103,980
Neuberger Berman AMT Socially Responsive	31,099	50,507
PIMCO Advisors VIT:
OpCap Equity	(65,665)	111,037
OpCap Global Equity	64,239	114,536
OpCap Managed	(587,034)	444,138
OpCap Small Cap	45,612	409,543
Real Return	17,540	-
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT	166,484	-
Wanger Advisors Trust:
Wanger Select	11,963	-
Wanger U.S. Small Companies	4,556	-

    RELIASTAR LIFE INSURANCE COMPANY

    SEPARATE ACCOUNT N

    Notes to Financial Statements

    Financial Highlights

  A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2004, and the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
AIM VI Dent Demographic Trends
2004	1,472	$4.52	$ 6,655	-%	1.40%	-4.84%
2003	1,338	$4.75	6,357	-	1.40%	35.71%
2002	894	$3.50	3,129	-	1.40%	-33.21%
2001	1,286	$5.24	6,741	-	1.40%	-32.87%
2000	1,086	$7.81	8,476	*	*	*
Alger American Growth
2004	2,971	$16.22	48,188	-	1.40%	-5.64%
2003	3,115	$17.19	53,542	-	1.40%	33.26%
2002	3,121	$12.90	40,255	0.04	1.40%	-33.91%
2001	3,504	$19.52	68,389	(23.00)	1.40%	-13.05%
2000	3,336	$22.45	74,867	*	*	*
Alger American Leveraged AllCap
2004	1,651	$18.41	30,400	-	1.40%	-5.35%
2003	1,759	$19.45	34,205	-	1.40%	32.86%
2002	1,825	$14.64	26,713	0.01	1.40%	-34.85%
2001	2,084	$22.47	46,833	-	1.40%	-17.11%
2000	2,022	$27.11	54,808	*	*	*
Alger American MidCap Growth
2004	1,793	$20.06	35,975	-	1.40%	-3.46%
2003	1,839	$20.78	38,212	-	1.40%	45.72%
2002	1,597	$14.26	22,771	-	1.40%	-30.51%
2001	1,366	$20.52	28,036	-	1.40%	-7.83%
2000	1,118	$22.27	24,885	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Alger American Small Capitalization
2004	1,390	$9.05	$ 12,582	-%	1.40%	-0.55%
2003	1,524	$9.10	13,873	-	1.40%	40.43%
2002	1,463	$6.48	9,480	-	1.40%	-27.27%
2001	1,442	$8.91	12,855	(0.05)	1.40%	-30.50%
2000	1,195	$12.82	15,320	*	*	*
Fidelity® VIP Asset ManagerSM
2004	1,190	$16.20	2,009	2.85	1.40%	-1.16%
2003	139	$16.39	2,279	3.72	1.40%	16.32%
2002	193	$14.09	2,725	4.30	1.40%	-10.03%
2001	258	$15.66	4,046	(4.54)	1.40%	-5.45%
2000	322	$16.56	5,338	*	*	*
Fidelity® VIP Asset ManagerSM: Growth
2004	124	$15.58	18,546	2.36	1.40%	-2.38%
2003	1,210	$15.96	19,314	2.75	1.40%	21.65%
2002	1,218	$13.12	15,979	2.59	1.40%	-16.70%
2001	1,101	$15.75	17,351	(2.90)	1.40%	-8.69%
2000	1,090	$17.25	18,808	*	*	*
Fidelity® VIP Contrafund®
2004	3,532	$22.35	78,950	0.34	1.40%	4.63%
2003	3,473	$21.36	74,188	0.42	1.40%	26.69%
2002	3,240	$16.86	54,623	0.84	1.40%	-10.60%
2001	3,526	$18.86	66,502	(0.81)	1.40%	-13.47%
2000	3,587	$21.80	78,175	*	*	*
Fidelity® VIP Equity-Income
2004	3,288	$18.76	61,686	1.91	1.40%	1.02%
2003	3,213	$18.57	59,666	1.56	1.40%	28.51%
2002	2,751	$14.45	39,755	1.60	1.40%	-18.08%
2001	2,447	$17.64	43,165	(1.58)	1.40%	-6.29%
2000	2,063	$18.83	38,836	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Growth
2004	3,119	$15.31	$ 47,745	0.27%	1.40%	-5.67%
2003	3,196	$16.23	51,875	0.26	1.40%	30.99%
2002	3,335	$12.39	41,316	0.24	1.40%	-31.09%
2001	3,334	$17.98	59,933	(0.08)	1.40%	-18.80%
2000	2,962	$22.14	65,584	*	*	*
Fidelity® VIP Growth Opportunities
2004	327	$6.65	2,176	0.53	1.40%	-2.78%
2003	342	$6.84	2,339	0.67	1.40%	28.09%
2002	289	$5.34	1,546	1.04	1.40%	-22.94%
2001	343	$6.93	2,375	(0.38)	1.40%	-15.62%
2000	346	$8.21	2,844	*	*	*
Fidelity® VIP Index 500
2004	6,234	$19.04	118,696	1.33	1.40%	0.32%
2003	6,480	$18.98	122,998	1.38	1.40%	26.62%
2002	6,274	$14.99	94,053	1.26	1.40%	-23.32%
2001	6,126	$19.55	119,788	(1.13)	1.40%	-13.33%
2000	5,629	$22.56	127,016	*	*	*
Fidelity® VIP Investment Grade Bond
2004	1,907	$13.25	25,270	7.11	1.40%	2.16%
2003	1,946	$12.97	25,245	5.64	1.40%	3.76%
2002	2,005	$12.50	25,056	3.06	1.40%	8.79%
2001	1,203	$11.49	13,815	(3.42)	1.40%	6.95%
2000	490	$10.74	5,262	*	*	*
Fidelity® VIP Money Market
2004	1,243	$12.61	15,873	0.74	1.40%	-0.24%
2003	1,566	$12.64	20,008	1.20	1.40%	-0.39%
2002	4,122	$12.69	52,518	1.65	1.40%	0.24%
2001	2,258	$12.66	28,819	(3.91)	1.40%	2.74%
2000	1,270	$12.32	15,592	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Fidelity® VIP Overseas
2004	72	$13.43	$ 966	1.25%	1.40%	-1.61%
2003	82	$13.65	1,113	0.79	1.40%	41.45%
2002	94	$9.65	906	0.80	1.40%	-21.42%
2001	113	$12.28	1,383	(5.60)	1.40%	-17.02%
2000	125	$14.80	1,981	*	*	*
ING Julius Baer Foreign
2004	136	$10.07	1,367	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING MFS Total Return
2004	132	$11.60	1,526	-	1.40%	2.84%
2003	35	$11.28	396	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Equity Income
2004	194	$12.66	2,453	-	1.40%	4.11%
2003	45	$12.16	549	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING American Century Small Cap Value
2004	43	$14.33	616	0.93	1.40%	7.10%
2003	18	$13.38	240	4.98	1.40%	33.93%
2002	-	$9.99	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Baron Small Cap Growth
2004	31	$14.40	$ 441	-%	1.40%	8.93%
2003	25	$13.22	333	-	1.40%	31.94%
2002	-	$10.02	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**
ING JPMorgan Mid Cap Value
2004	117	$14.00	1,633	0.18	1.40%	8.70%
2003	47	$12.88	609	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING MFS Global Growth
2004	37	$13.16	482	1.07	1.40%	-0.15%
2003	20	$13.18	264	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING PIMCO Total Return
2004	108	$10.60	1,141	1.21	1.40%	2.22%
2003	65	$10.37	673	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING T. Rowe Price Growth Equity
2004	94	$12.52	1,172	0.23	1.40%	-1.96%
2003	42	$12.77	533	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING Van Kampen Comstock
2004	91	$13.51	$ 1,236	0.60%	1.40%	5.88%
2003	35	$12.76	442	4.51	1.40%	28.11%
2002	-	$9.96	1	**	1.40%	**
2001	**	**	**	**	**	**
2000	**	**	**	**	**	**
ING VP Strategic Allocation Balanced
2004	43	$11.94	515	1.79	1.40%	1.53%
2003	13	$11.76	157	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Growth
2004	12	$12.35	145	1.16	1.40%	1.15%
2003	2	$12.21	27	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Strategic Allocation Income
2004	40	$11.43	462	5.51	1.40%	1.78%
2003	20	$11.23	228	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Natural Resources Trust
2004	36	$11.54	412	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Global Science and Technology
2004	1	$9.38	$ 7	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP Index Plus LargeCap
2004	73	$12.34	900	1.33	1.40%	0.16%
2003	24	$12.32	299	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus MidCap
2004	124	$13.43	1,661	0.46	1.40%	3.23%
2003	39	$13.01	505	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Index Plus SmallCap
2004	57	$14.20	813	0.92	1.40%	6.77%
2003	20	$13.30	271	***	1.40%	***
2002	***	***	***	***	***	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***
ING VP Disciplined LargeCap
2004	607	$9.07	5,505	0.45	1.40%	0.78%
2003	574	$9.00	5,167	0.75	1.40%	23.46%
2002	496	$7.29	3,616	0.92	1.40%	-23.18%
2001	1,219	$9.49	11,574	(0.51)	1.40%	-13.46%
2000	1,544	$10.97	16,939	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Financial Services
2004	1	$10.19	$ 5	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP High Yield Bond
2004	1,154	$9.73	11,233	2.89	1.40%	3.51%
2003	1,405	$9.40	13,210	7.10	1.40%	15.76%
2002	545	$8.12	4,422	6.62	1.40%	-2.52%
2001	612	$8.33	5,104	(9.58)	1.40%	-0.71%
2000	598	$8.39	5,019	*	*	*
ING VP International Value
2004	1,229	$16.75	20,581	0.98	1.40%	2.76%
2003	1,088	$16.30	17,742	1.46	1.40%	28.14%
2002	841	$12.72	10,693	0.87	1.40%	-16.54%
2001	1,008	$15.24	15,372	(1.55)	1.40%	-12.90%
2000	748	$17.50	13,087	*	*	*
ING VP MagnaCap
2004	127	$8.78	1,119	0.98	1.40%	0.34%
2003	129	$8.75	1,130	0.83	1.40%	29.25%
2002	223	$6.77	1,511	1.22	1.40%	-23.85%
2001	88	$8.89	780	(1.40)	1.40%	-11.70%
2000	37	$10.07	377	*	*	*
ING VP MidCap Opportunities
2004	6,088	$5.68	34,581	-	1.40%	-2.91%
2003	285	$5.85	1,669	-	1.40%	34.79%
2002	236	$4.34	1,024	-	1.40%	-26.94%
2001	224	$5.94	1,330	-	1.40%	-33.86%
2000	111	$8.98	1,001	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
ING VP Real Estate
2004	15	$11.80	$ 182	**** %	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING VP SmallCap Opportunities
2004	1,117	$18.17	20,304	-	1.40%	-6.00%
2003	1,213	$19.33	23,457	-	1.40%	36.61%
2002	1,497	$14.15	21,178	-	1.40%	-44.36%
2001	1,566	$25.43	39,833	-	1.40%	-30.15%
2000	1,267	$36.41	46,114	*	*	*
Janus Aspen Growth
2004	2,521	$10.65	26,850	0.02	1.40%	-6.00%
2003	2,758	$11.33	31,252	0.09	1.40%	29.93%
2002	3,050	$8.72	26,596	-	1.40%	-27.51%
2001	3,682	$12.03	44,303	(0.07)	1.40%	-25.79%
2000	3,579	$16.21	58,033	*	*	*
Janus Aspen International Growth
2004	1,496	$12.26	18,340	0.64	1.40%	0.66%
2003	1,480	$12.18	18,025	2.43	1.40%	32.97%
2002	1,521	$9.16	13,930	0.80	1.40%	-26.60%
2001	1,550	$12.48	19,344	(1.02)	1.40%	-24.31%
2000	1,071	$16.49	17,658	*	*	*
Janus Aspen Mid Cap Growth
2004	2,436	$12.64	30,795	-	1.40%	3.69%
2003	2,552	$12.19	31,114	-	1.40%	33.22%
2002	2,628	$9.15	24,050	-	1.40%	-28.90%
2001	2,794	$12.87	35,974	-	1.40%	-40.30%
2000	2,367	$21.56	51,045	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Janus Aspen Worldwide Growth
2004	4,510	$10.80	$ 48,708	0.49%	1.40%	-6.25%
2003	4,870	$11.52	56,108	1.15	1.40%	22.29%
2002	5,426	$9.42	51,116	0.85	1.40%	-26.58%
2001	6,418	$12.83	82,310	(0.48)	1.40%	-23.52%
2000	6,065	$16.77	101,705	*	*	*
Neuberger Berman AMT Limited Maturity Bond
2004	992	$12.40	12,305	-	1.40%	-0.40%
2003	1,095	$12.45	13,637	4.49	1.40%	1.06%
2002	1,265	$12.32	15,582	4.05	1.40%	3.88%
2001	929	$11.86	11,025	(4.43)	1.40%	7.26%
2000	492	$11.06	5,445	*	*	*
Neuberger Berman AMT Partners
2004	1,425	$11.09	15,801	-	1.40%	4.72%
2003	1,379	$10.59	14,605	-	1.40%	33.21%
2002	1,275	$7.95	10,137	0.51	1.40%	-25.21%
2001	1,295	$10.63	13,771	(0.39)	1.40%	-4.19%
2000	1,239	$11.09	13,749	*	*	*
Neuberger Berman AMT Socially Responsive
2004	221	$11.83	2,615	-	1.40%	1.11%
2003	190	$11.70	2,222	-	1.40%	32.50%
2002	139	$8.83	1,231	-	1.40%	-15.90%
2001	85	$10.50	893	-	1.40%	-4.93%
2000	57	$11.04	634	*	*	*
OpCap Equity
2004	463	$11.67	5,397	0.90	1.40%	0.69%
2003	528	$11.59	6,121	1.11	1.40%	26.81%
2002	417	$9.14	3,813	0.88	1.40%	-22.48%
2001	452	$11.79	5,331	(0.53)	1.40%	-8.32%
2000	273	$12.86	3,508	*	*	*

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

				Investment
	Units		Net Assets	Income
Division	(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
OpCap Global Equity
2004	368	$12.32	$ 4,537	0.51%	1.40%	0.82%
2003	304	$12.22	3,716	0.47	1.40%	29.72%
2002	190	$9.42	1,785	0.41	1.40%	-18.58%
2001	147	$11.57	1,698	-	1.40%	-15.03%
2000	109	$13.61	1,479	*	*	*
OpCap Managed
2004	1,593	$11.29	17,982	1.68	1.40%	2.54%
2003	2,180	$11.01	23,999	1.51	1.40%	20.07%
2002	1,736	$9.17	15,916	1.66	1.40%	-18.05%
2001	1,405	$11.19	15,718	(2.13)	1.40%	-6.24%
2000	1,202	$11.93	14,338	*	*	*
OpCap Small Cap
2004	1,786	$15.09	26,957	0.05	1.40%	3.21%
2003	1,741	$14.62	25,450	0.04	1.40%	40.71%
2002	1,331	$10.39	13,832	0.06	1.40%	-22.75%
2001	926	$13.45	12,457	(0.59)	1.40%	6.82%
2000	564	$12.59	7,095	*	*	*
Real Return
2004	18	$10.53	185	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
Pioneer High Yield VCT
2004	166	$10.34	1,721	****	1.40%	****
2003	****	****	****	****	****	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

  RELIASTAR LIFE INSURANCE COMPANY

  SEPARATE ACCOUNT N

  Notes to Financial Statements

Investment
		Units		Net Assets	Income
Division		(000's)	Unit Fair Value	(000's)	RatioA	Expense RatioB	Total ReturnC
Wanger Select
	2004	12	$9.98	$ 119	**** %	1.40%	****
	2003	****	****	****	****	****	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****
Wanger U.S. Small Companies
	2004	5	$10.13	46	****	1.40%	****
	2003	****	****	****	****	****	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****

*	Not provided for 2000.
**	As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
***	As this investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
****	As this investment Division was not available until 2004, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ReliaStar Life Insurance Company

Financial Statements - Statutory Basis

Period Ended September 30, 2004

Contents

Unaudited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	UF - 2
Summary of Operations - Statutory Basis	UF - 4
Statements of Changes in Capital and Surplus - Statutory Basis	UF - 5
Statements of Cash Flows - Statutory Basis	UF - 6

F-1

Reliastar Life Insurance Company
Balance Sheets - Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Admitted assets
Cash and invested assets:
Bonds	$ 12,816.7	$ 12,084.5
Preferred stocks	51.1	44.5
Common stocks	1.3	1.1
Subsidiaries	322.0	318.4
Mortgage loans	2,240.7	2,169.4
Real estate, less accumulated depreciation of (2004-$98.8; 2003-$98.2)	95.6	98.9
Contract loans	665.2	671.2
Other invested assets	232.0	191.2
Cash and short-term investments	246.3	74.7
Total cash and invested assets	16,670.9	15,653.9

Deferred and uncollected premiums, less loading (2004-$17.7; 2003-$20.1)	132.6	160.7
Accrued investment income	153.4	144.7
Reinsurance balances recoverable	192.9	152.0
Data processing equipment, less accumulated depreciation (2004-$55.6;
2003-$63.7)	0.6	1.5
Indebtedness from related parties	-	2.3
Federal income tax recoverable, (including $81.2 and $88.8 net deferred
tax assets at September 30, 2004 and December 31, 2003, respectively)	102.8	88.8
Separate account assets	4,145.3	4,368.5
Other assets	26.7	9.0
Total admitted assets	$ 21,425.2	$ 20,581.4

UF - 2

Reliastar Life Insurance Company
Balance Sheets - Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,306.5	$ 11,611.5
Accident and health reserves	1,137.6	1,113.3
Deposit type contracts	626.0	693.2
Policyholders' funds	1.7	0.8
Dividends left on deposit	0.1	0.3
Dividends payable	14.8	15.0
Unpaid claims	411.5	440.8
Total policy and contract liabilities	14,498.2	13,874.9
Interest maintenance reserve	59.5	47.0
Accounts payable and accrued expenses	126.4	150.9
Reinsurance balances due	128.1	95.7
Indebtedness to related parties	20.6	57.4
Contingency reserve	40.7	39.8
Asset valuation reserve	119.6	105.6
Borrowed money	616.5	415.0
Other liabilities	28.6	(134.2)
Separate account liabilities	4,090.4	4,360.8
Total liabilities	19,728.6	19,012.9
Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2.5	2.5
Preferred capital stock	0.1	0.1
Surplus note	100.0	100.0
Paid-in and contributed surplus	1,272.1	1,272.1
Unassigned surplus	322.0	193.9
Less treasury stock, preferred stock at September 30, 2004 and December 31, 2004	(0.1)	(0.1)
Total capital and surplus	1,696.6	1,568.5
Total liabilities and capital and surplus	$ 21,425.2	$ 20,581.4

UF - 3

Reliastar Life Insurance Company
Summary of Operations - Statutory Basis

	For the Nine	For the Year
	Months Ended	Ended
(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 2,556.1	$ 2,836.1
Policy proceeds and dividends left on deposit	1.1	1.1
Net investment income	682.3	921.1
Amortization of interest maintenance reserve	2.8	(10.7)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	49.9	70.9
Miscellaneous income	124.3	206.8
Total premiums and other revenues	3,416.5	4,025.3
Benefits paid or provided:
Death benefits	644.8	798.9
Annuity benefits	119.3	163.3
Surrender benefits	1,144.1	1,005.4
Interest on policy or contract funds	3.6	13.3
Accident and health benefits	308.8	379.3
Other benefits	3.6	4.3
Increase in life, annuity, and accident and health reserves	587.1	715.1
Net transfers from separate accounts	(153.2)	(34.7)
Total benefits paid or provided	2,658.1	3,044.9
Insurance expenses:
Commissions	259.9	299.8
General expenses	248.6	330.7
Insurance taxes, licenses and fees, excluding federal income taxes	37.0	37.9
Miscellaneous expenses	5.7	(0.6)
Total insurance expenses	551.2	667.8
Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	207.2	312.6
Dividends to policyholders	15.0	21.0
Gain from operations before federal income taxes and
net realized capital losses	192.2	291.6
Federal income tax expense	8.9	58.2
Gain from operations before net realized capital losses	183.3	233.4
Net realized capital losses, net of income tax benefit 2004 - $17.5 and 2003 - $2.7
excluding net transfers to the interest maintenance reserve 2004 - $15.2 and 2003 - $26.4	(29.9)	(13.7)
Net income	$ 153.4	$ 219.7

UF - 4

Reliastar Life Insurance Company
Statement of Changes in Capital and Surplus - Statutory Basis

(Unaudited)	9/30/2004	12/31/2003
	(In Millions)
Common stock:
Balance at beginning and end of period	$ 2.5	$ 2.5

Surplus note:
Balance at beginning and end of period	100.0	100.0

Paid-in and contributed surplus:
Balance at beginning and end of period	1,272.1	1,272.1

Unassigned surplus:
Balance at beginning of year	193.9	(17.0)
Net income	153.4	219.7
Change in net unrealized capital gains	15.4	46.7
Change in nonadmitted assets	18.4	13.2
Change in liability for reinsurance in unauthorized companies	(17.0)	(4.4)
Change in asset valuation reserve	(14.0)	(31.8)
Change in reserve on account of change in valuation basis	-	7.0
Other changes in surplus in separate account statement	-	2.5
Change in net deferred income tax	(12.6)	(39.2)
Change in surplus as a result of reinsurance	(1.7)	(5.7)
Dividends to stockholder	-	(2.0)
Other changes	(13.8)	4.9
Balance at end of period	322.0	193.9
Total capital and surplus	$ 1,696.6	$ 1,568.5

UF - 5
Reliastar Life Insurance Company
Statements of Cash Flows - Statutory Basis

	For the	For the
	Period Ended	Year Ended
(Unaudited)	9/30/2004	12/31/2003
	(In Millions )
Operations
Premiums, policy proceeds, and other
considerations received, net of reinsurance paid	$ 2,603.4	$ 2,815.9
Net investment income received	750.1	1,108.7
Commission, expenses paid and other miscellaneous expenses	(610.9)	(620.4)
Benefits paid	(2,114.1)	(2,629.7)
Net transfers from separate accounts	162.3	139.8
Dividends paid to policyholders	(15.4)	(22.6)
Federal income taxes paid	(80.9)	(138.3)
Other revenues	226.4	261.5
Net cash provided by operations	920.9	914.9
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	10,740.0	14,661.3
Stocks	15.6	33.8
Mortgage loans	182.8	216.9
Real estate	0.9	0.3
Other invested assets	32.8	20.6
Net gain (loss) on cash and short term investments	(21.0)	0.9
Miscellaneous proceeds	39.1	0.7
Net proceeds from sales, maturities, or repayments of investments	10,990.2	14,934.5
Cost of investments acquired:
Bonds	11,529.8	15,357.3
Stocks	7.4	2.2
Mortgage loans	249.4	454.6
Real estate	-	0.8
Other invested assets	16.0	33.0
Miscellaneous applications	35.1	52.1
Total cost of investments acquired	11,837.7	15,900.0
Net change in contract loans	(5.9)	(8.2)
Net cash used in investment activities	(841.6)	(957.3)
Financing and miscellaneous activities
Cash provided:
Borrowed money received (repaid)	201.4	(69.0)
Net deposits on deposit-type contract funds	76.7	49.8
Other uses	(185.8)	(4.7)
Net cash provided by (used in) financing and miscellaneous activities	92.3	(23.9)
Net change in cash and short-term investments	171.6	(66.3)
Cash and short-term investments
Beginning of period	74.7	141.0
End of period	$ 246.3	$ 74.7
UF - 6

PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A:
Condensed Financial Information
(1)(a)	Condensed Financial Information for period ended September 30, 2004 included in Part A
(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements - Statutory basis - of ReliaStar Life Insurance Company:
-	Report of Independent Auditors
-	Balance Sheets - Statutory Basis as of December 31, 2003 and 2002
-	Statements of Operations - Statutory Basis for the years ended December 31, 2003 and 2002
-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2003 and 2002
-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements-Statutory Basis
(2)(a)	Unaudited Financial Statements of Separate Account N included in Part B
-	Unaudited Statements of Assets and Liabilities as of September 30, 2004
-	Unaudited Statements of Operations for the nine months ended September 30, 2004
-	Unaudited Statements of Changes in Net Assets for the nine months ended September 30, 2004; and the year ended December 31, 2003
-	Notes to Unaudited Financial Statements
Unaudited Financial Statements of ReliaStar Life Insurance Company included in Part B
-	Unaudited Balance Sheets - Statutory Basis as of September 30, 2004; and December 31, 2003
-	Unaudited Summary of Operations - Statutory Basis for the nine months ended September 30, 2004; and for the year ended December 31, 2003
-	Unaudited Statements of Changes in Capital and Surplus - Statutory Basis for the nine months ended September 30, 2004; and for the year ended December 31, 2003
-	Unaudited Statements of Cash Flows - Statutory Basis for the nine months ended September 30, 2004; and for the year ended December 31, 2003
(b)	Exhibits
(1.1)

  Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account N ("Registrant") • Incorporated by reference to the Registrant's Form N-4 Initial Registration Statement (File No. 333-120636), filed November 19, 2004.

(1.2)

  Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") Authorizing the Establishment of Separate Account One ("Registrant") • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(2)	Not applicable
(3.1)

  Distribution and Administrative Services Agreement between ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(3.2)

  Selling Group (or Distribution) Agreement between Washington Square Securities, Inc. and Selling Group Members • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(3.3)

  Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

(4.1)

  Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(4.2)

  Flexible Premium Individual Deferred Retirement Annuity Contract • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(4.3)	ERISA Endorsement • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
	(4.4)	TSA Endorsement • Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
(4.5)

  Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.6)

  Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(4.7)

  Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

	(4.8)	Roth IRA Endorsement • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
	(4.9)	Fixed Account C Endorsement • Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
	(4.10)	Waiver Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
	(4.11)	Endorsement • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.
(4.12)

  One Year Step Up Death Benefit Endorsement (13084 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.13)

  Flexible Premium Individual Deferred Annuity Contract (Plus Series - TSA) (13078 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.14)

  Individual Deferred Retirement Annuity Contract (Plus Series - IRA/Non-Qualified) (13079 7-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(4.15)

  Internal Revenue Code Section 457 Endorsement (13086 8-99) • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

	(4.16)	ReliaStar Endorsement (merger) • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
(5.1)

  Contract Application Form (Retail Series, Plus Series and RIA Series) • Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.

	(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
	(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
	(7)	Not applicable
(8.1)

  Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.2)

  Amendment dated April 27, 2000 and effective May 1, 2000 to Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.3)

  Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.4)

  Participation Agreement dated as of June 30, 1995 by and among The Alger American Fund, Northern Life Insurance Company and Fred Alger and Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.5)

  Service Agreement dated as of August 8, 1997 by and between Fred Alger Management, Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.6)

  Participation Agreement dated May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form
  N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.7)

  Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No.
  333-01107), filed on February 11, 2005.

(8.8)

  Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.9)

  Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995 • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.10)

  Participation Agreement dated January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.

(8.11)

  Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.12)

  Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.13)

  Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.14)

  (ING Investors Trust) Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April 30, 2003 • Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-100207), filed February 20, 2004.

(8.15)

  Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.16)

  Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.17)

  Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.18)

  Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.

(8.19)

  Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002.

(8.20)

  Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002.

(8.21)

  Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed October 31, 2002.

(8.22)

  Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.23)

  Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.24)

  Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.25)

  Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.26)

  Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.

(8.27)

  Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.

(8.28)

  Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.29)

  Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors - Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.30)

  Service Agreement dated as of August 8, 1997 by and between OpCap Advisors and Northern Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.

(8.31)

  Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-90474), filed April 26, 2002.

(8.32)

  Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.33)

  Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed April 22, 2003.

(8.34)

  Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February 11, 2005.

(8.35)

  PIMCO Variable Insurance Trust Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative). • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February ___, 2005.

(8.36)

  Services Agreement made as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company. • Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-4 Registration Statement (File No. 333-01107), filed on February ___, 2005.

(8.37)

  Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.

	(9)	Consent and Opinion of Counsel
	(10)	Consent of Independent Registered Public Accounting Firm
	(11)	No Financial Statements are omitted from Item 23
	(12)	Not applicable
(13)

  Powers of Attorney • Incorporated herein by reference to Registration Statement on Form N-4 for Separate Account N of Reliastar Life Insurance Company, as filed with the Securities and Exchange Commission on November 19, 2004 (File Nos. 333-120636, 811-09002).

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas Joseph McInerney[1]	Director and Chairman
Kathleen Ann Murphy[1]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David Allen Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Donald W. Britton[1]	President
Michael Larry Emerson[3]	Chief Executive Officer, ING Re, Group Reinsurance
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, CA 94588	Senior Vice President
James Roderick Gelder[3]	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[4]	Senior Vice President
Daniel Edward Abramowski[3]	Senior Vice President, ING Re, Group Reinsurance
Robert William Crispin[1]	Senior Vice President, Investments
Boyd George Combs[1]	Senior Vice President, Tax
Daniel M. Anderson 7325 Beaufont Springs Drive, Suite 301 Richmond, VA 23225	Vice President
Pamela S. Anson[6]	Vice President
Gerald T. Bannach[3]	Vice President
Pamela Mulvey Barcia[2]	Vice President
Linda Beblo[4]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars 740 Northwest Blue Parkway, Suite 304 Lee's Summit, MO 64086	Vice President
David Botler[8]	Vice President
Scott V. Carney[4]	Vice President
William D. Chatham[7]	Vice President
David A. Chicken[7]	Vice President
Elizabeth A. Clifford[4]	Vice President
John Craig Collins[1]	Vice President
Brian D. Comer[2]	Vice President
Diane Marie Eder[9]	Vice President
Shari Ann Enger[4]	Vice President
Nathan E. Eshelman[5]	Vice President
Chad M. Eslinger[6]	Vice President
Michelle Fallahi[3]	Vice President
Kurt T. Fasen[1]	Vice President
Joel Andrew Fink 8585 Stemmons Frwy., Ste 770 North Dallas, TX 75247	Vice President
Thomas John Gibb[10]	Vice President
Jim P. Graham[3]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah Hancock[5]	Vice President
R. Scott Hofstedt[10]	Vice President
William S. Jasien[11]	Vice President
Patrick Juarez[10]	Vice President
Audrey Ruth Kavanagh[10]	Vice President
John Kelleher[10]	Vice President
Paul Kersten[3]	Vice President
Bart Kollen[7]	Vice President
Patrick Lewis[3]	Vice President
Marc Lieberman[3]	Vice President
Frederick C. Litow[1]	Vice President
Thomas A. Lutter[4]	Vice President
Scott C. Machut[3]	Vice President
Daniel P. Mulheran, Sr.[3]	Vice President
Todd E. Nevenhoven[7]	Vice President
Peg O. Norris[4]	Vice President
Curtis Warren Olson[10]	Vice President
Sherry Roxanne Olson[10]	Vice President
Laurie Jane Rasanen[6]	Vice President
Erik J. Rasmussen[3]	Vice President
James P. Rathburn[3]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Joseph H. Rideout, Jr.[8]	Vice President
John Anthony Ross 3110 Camino Del Rio South, Suite A117 San Diego, CA 92108	Vice President
David John Schmid[10]	Vice President
Sande Sheppard[10]	Vice President
David Anthony Sheridan[2]	Vice President
Mark Alan Smith[5]	Vice President
Eric J. Steelman[4]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang, Jr.[3]	Vice President
Laurie M. Tillinghast[2]	Vice President
Barry G. Ward[1]	Vice President
Lorena Elizabeth Weaver[10]	Vice President
David P. Wilken[3]	Vice President
Dean S. Abbott[3]	Vice President and Actuary
Mary A. Broesch[4]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Barbara Bullis Horst[10]	Vice President and Actuary
Craig Alan Krogstad[9]	Vice President and Actuary
Richard Lau[4]	Vice President and Actuary
Mark Eugene McCarville[10]	Vice President and Actuary
Alden W. Skar[3]	Vice President and Actuary
Alice W. Su4	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Joseph Zlogar[4]	Vice President and Appointed Actuary
Howard L. Rosen[4]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
Carol Sandra Stern 1501 M St., NW, Ste. 430 Washington, DC 20005	Vice President and Chief Compliance Officer
Jeffrey Steven Birkholz[3]	Vice President & COO, ING Re, Group Reinsurance
Marvin Kenneth Goergen[3]	Vice President and Controller, ING Re, Group Reinsurance
Kimberly Curley[5]	Vice President and Illustration Actuary
John D. Currier[4]	Vice President and Illustration Actuary
Lawrence Stephen Nelson[10]	Vice President and Illustration Actuary
David Scott Pendergrass[1]	Vice President and Treasurer
Dawn M. Peck[1]	Vice President and Assistant Treasurer
Michael W. Farley[2]	Vice President, CFO & Chief Actuary, ING Re, Group Reinsurance
Philip William Ricker[10]	Vice President, Compliance and Assistant Secretary
Randy Lyle Bauernfeind[10]	Vice President, Corporate Real Estate
Ronald Emil Falkner[2]	Vice President, Corporate Real Estate
Ira S. Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
Raymond Henry Dietman[10]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Stephen E. Gallant[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[3]	Secretary
William M. White[10]	Illustration Actuary
Jane A. Boyle[3]	Assistant Secretary
Lisa A. Braun[3]	Assistant Secretary
Diana R. Cavender[3]	Assistant Secretary
Kent D. Ferraro[10]	Assistant Secretary
Jay J. Frazer[10]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Judith K. Ginter[10]	Assistant Secretary
Christie M. Gutknecht[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William H. Hope, II1	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Jane M. Jacobs[3]	Assistant Secretary
David Lee Jacobson[4]	Assistant Secretary
Lorri Jungbauer[10]	Assistant Secretary
Ronald M. Kjelsberg[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Krystal L. Ols[3]	Assistant Secretary
Wendy L. Paquin[3]	Assistant Secretary
Loralee Ann Renelt[3]	Assistant Secretary
Gerald Martin Sherman[3]	Assistant Secretary
Kimberly J. Smith[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[3]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
11	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 27. Number of Contract Owners
As of December 31, 2004, there were 60,668 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.
Item 28. Indemnification

  Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or ING Financial Advisers, LLC, pursuant to the foregoing provisions or otherwise, Depositor and ING Financial Advisers, LLC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or ING Financial Advisers, LLC in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or ING Financial Advisers, LLC in connection with the securities being registered, Depositor or ING Financial Advisers, LLC, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

  ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more.

Item 29. Principal Underwriter
(a)

  In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B and C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Pamela Mulvey Barcia[2]	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation as of December 31, 2003:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$599,641.47
*	Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.
Item 30. Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401
ReliaStar Life Insurance Company 151 Farmington Avenue Hartford, CT 06156
Administrative Service Center ING Service Center 2000 21st Avenue, N.W. Minot, ND 58703
Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

  to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

  to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

  The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

  The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100208) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 14th day of February, 2005.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*

Donald W. Britton President (principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Donald W. Britton*	President	)

Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director	)	February

Thomas J. McInerney		)	14, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David Wheat*	Director and Chief Financial Officer	)

David Wheat		)
)
Roger W. Fisher*	Chief Accounting Officer	)

Roger W. Fisher	(principal accounting officer))

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
SEPARATE ACCOUNT N Exhibit Index
Exhibit No.	Exhibit

99-B.9	Consent and Opinion of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm